As filed with the Securities and Exchange Commission on March 8, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor

New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 880-0200

Carly Arison, One Liberty Plaza, 46th Floor New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, New York 10020

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1:	Report(s) to Shareholders.

The Annual Report is attached.

ANNUAL REPORT
Syntax Stratified LargeCap ETF
Syntax Stratified MidCap ETF
Syntax Stratified SmallCap ETF
December 31, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.syntaxadvisors.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Syntax ETF Trust
Annual Report
December 31, 2020
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Dear Shareholder,
Enclosed is the report for the Syntax ETF Trust for the period ending December 31, 2020, together with Management's Discussion and Analysis for the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, and the Syntax Stratified SmallCap ETF. Also included is information about their respective indices - the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index, and the Syntax Stratified SmallCap Index.
Syntax’s goal is to offer investors investment products that track Stratified Weight versions of major market indices. Our thesis is stratifying these indices provides diversification across business risks1. Accordingly, we are pleased to report that during 2020 we launched two new Stratified ETFs: The Syntax Stratified MidCap ETF (NYSE Arca Ticker: SMDY) began trading on January 16, 2020, and the Syntax Stratified SmallCap ETF (NYSE Arca Ticker: SSLY) began trading on May 28, 2020.
The first quarter of 2020 saw widespread selloffs in the domestic equity markets as the coronavirus (Covid-19) pandemic and resulting lockdowns sent shockwaves through the global economy. Investor fear and panic selling characterized the market’s mood. In the second quarter, despite the spread of the virus, investors returned to the equity markets, and we saw a broad-based recovery which included an unprecedented stimulus package enacted by Congress and the President. Late in the year, positive news regarding successful trials of several COVID-19 vaccines encouraged investors to shift towards riskier assets, leading to an equity market rally despite surging case numbers. 2020 ended much as it began, with volatility and uncertainty remaining as the U.S. Presidential election, civil unrest, and division left investors uncertain about the future.
Based on our analysis of market movements during the past year, we see the current market environment as one potentially favorable to investors using the Syntax Stratified Weight approach. Our research shows that the hardest hit sectors during a sell-off have generally been the best performers during the subsequent recovery. This is encouraging as the core of our Stratified Weight strategy is to spread exposure across business risk groups, instead of concentrating in the largest companies or most represented sectors and industries. In doing so, we believe our strategy will provide a more stable return by allowing investors to partake in the full economic opportunity of the reversal across sectors. Conversely, cap-weighted strategies fail to capture this reversal since they do not rebalance their weights, which leads to oversized positions in sectors with the lowest upside potential.
Although we are hopeful that 2021 brings less volatile economic and social conditions, we believe it prudent to note that the economic risks associated with the pandemic may continue. However, we are cautiously optimistic that the observed economic recovery will continue. We remain confident that the Stratified Weight approach is well positioned to benefit from continued expansion since it seeks to capture a fuller range of market opportunities by diversifying across business risks and avoiding concentrations in any one sector or industry.
We appreciate your investment in and support of The Syntax ETF Trust and look forward to serving your investment needs in the future.
1 Business risks are risks related to the nature of a company's business: what it does, who its customers are, what supplies it utilizes, and other such attributes.
1

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note

As an index fund, the Syntax Stratified LargeCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified LargeCap Index (the “Index”). The Index reweights the constituents of the widely tracked S&P 500® to address the related business risk concentrations that occur in capitalization-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities in the market, not just the largest ones.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 500 Index. Unlike the S&P 500 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 500, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ending December 31, 2020, on a market price basis, the Fund returned 12.22%. On a net asset value (“NAV”) basis, the Fund returned 12.18%. During the same time period, the Index returned 12.38%. During the year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 500 Index returned 18.40% and the S&P 500 Equal Weight Index returned 12.83%. The S&P 500 is an unmanaged index weighted by market capitalization based on the average performance of approximately 505 equity securities. The S&P Equal Weight 500 is an unmanaged index and is the equal-weight version of the S&P 500 Index. It includes the same companies as the S&P 500 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
Both the S&P 500 Index and the S&P 500 Equal Weight Index were selected as performance comparators for their recognition in the marketplace. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. Both indices also use the same underlying universe as the Index. The performance of the Fund differed from the S&P 500 Index and the S&P 500 Equal Weight Index in part because the Fund employs a Stratified Weight methodology.

2

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Kroger Co.	0.77%
Costco Wholesale Corp.	0.77%
Walmart, Inc.	0.75%
Sysco Corp.	0.75%
Autodesk, Inc.	0.74%
ANSYS, Inc.	0.74%
Exxon Mobil Corp.	0.72%
Adobe, Inc.	0.71%
Microsoft Corp.	0.71%
Chevron Corp.	0.70%
As of December 31, 2020. Holdings subject to change
Sector Breakdown
Information Tools	12.82%
Financials	12.75%
Consumer Products Services	12.55%
Healthcare	12.50%
Information	12.49%
Food	12.35%
Industrials	12.27%
Energy	12.03%
Other Assets in Excess of Liabilities	0.24%
As of December 31, 2020. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
3

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2020
	Cumulative		Annualized				Calendar Year
	YTD	4Q20	1Y	3Y	5Y	Since Fund Inception	2015	2016	2017	2018	2019	2020
SSPY NAV (%)	12.18	17.77	12.18	10.56	13.04	10.49	-1.44	14.11	19.73	-6.57	28.93	12.18
SSPY Market Price (%)	12.22	17.60	12.22	--	--	--	--	--	--	--	28.90	12.22
Syntax Stratified LargeCap Index (TR)	12.38	17.91	12.38	10.79	--	--	--	--	20.12	-6.43	29.33	12.38
S&P 500 Index (TR)	18.40	12.15	18.40	14.18	15.22	12.79	1.38	11.96	21.83	-4.38	31.49	18.40
S&P 500 Equal Weight Index (TR)	12.83	18.46	12.83	10.44	12.95	10.27	-2.20	14.80	18.90	-7.64	29.24	12.83
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2021. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.30%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures relating to Portability of Performance on page 11. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified Largecap ETF (“the Fund”) as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The Fund’s NAV price as of January 2, 2019 was used in calculating market price performance for January 2 and January 3, prior to the fund first trading on the New York Stock Exchange on January 4, 2019.
4

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note

As an index fund, the Syntax Stratified MidCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified MidCap Index (the “Index”). The Index reweights the constituents of the widely tracked S&P 400® to address the related business risk concentrations that occur in capitalization-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities in the market, not just the largest ones.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 400 Index. Unlike the S&P 400 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 400, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
Since inception on the close of January 16, 2020 through year-end December 31, 2020, on a net asset value (“NAV”) basis, the Fund returned 17.22%. During the same time period, the Index returned 17.79%. During the year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 400 Index returned 13.66% and the S&P 400 Equal Weight Index returned 15.77%. The S&P 400 is an unmanaged index weighted by market capitalization based on the average performance of approximately 400 equity securities. The S&P Equal Weight 400 is an unmanaged index and is the equal-weight version of the S&P 400 Index. It includes the same companies as the S&P 400 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
Both the S&P 400 Index and the S&P 400 Equal Weight Index were selected as performance comparators for their recognition in the marketplace. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. Both indices also use the same underlying universe as the Index. The performance of the Fund differed from the S&P 400 Index and the S&P 400 Equal Weight Index in part because the Fund seeks to track its Index that employs a Stratified Weight methodology.

5

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Ciena Corp.	1.28%
Lumentum Holdings, Inc.	1.27%
Coherent, Inc.	0.86%
Yelp, Inc.	0.86%
National Instruments Corp.	0.85%
Sabre Corp.	0.84%
Grubhub, Inc.	0.82%
PTC, Inc.	0.81%
CMC Materials, Inc.	0.81%
MKS Instruments, Inc.	0.79%
As of December 31, 2020. Holdings subject to change
Sector Breakdown
Industrials	15.95%
Healthcare	14.56%
Financials	14.07%
Information Tools	14.01%
Information	13.83%
Consumer Products Services	13.75%
Food	6.95%
Energy	6.62%
Other Assets in Excess of Liabilities	0.26%
As of December 31, 2020. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
6

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2020
	Cumulative		Annualized				Calendar Year
	YTD	4Q20	1Y	3Y	5Y	Since Fund Inception	2015	2016	2017	2018	2019	2020
SMDY NAV (%)	17.22	26.00	17.22	10.15	12.85	9.82	-4.12	19.25	14.82	-7.58	23.35	17.22
SMDY Market Price (%)	--	26.16	--	--	--	--	--	--	--	--	--	--
Syntax Stratified MidCap ETF (TR)	17.79	26.20	17.79	10.56	--	--	--	--	15.13	-7.33	23.81	17.79
S&P 400 Index (TR)	13.66	24.37	13.66	8.45	12.35	9.79	-2.18	20.74	16.24	-11.08	26.20	13.66
S&P 400 Equal Weight Index (TR)	15.77	28.34	15.77	7.92	12.15	9.04	-5.24	23.95	13.87	-11.94	23.29	15.77
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2021. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.30%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures relating to Portability of Performance on page 11. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified Midcap ETF (“the Fund”) as of January 16, 2020 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund.
7

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note

As an index fund, the Syntax Stratified SmallCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified SmallCap Index (the “Index”). The Index reweights the constituents of the widely tracked S&P 600® to address the related business risk concentrations that occur in capitalization-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities in the market, not just the largest ones.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 600 Index. Unlike the S&P 600 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 600, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
Since inception on the close of May 28, 2020 through year-end December 31, 2020, on a market price basis, the Fund returned 45.10%. On a net asset value (“NAV”) basis, the Fund returned 44.82%. During the same time period, the Index returned 45.77%. The Fund’s performance, on a NAV basis, differed from the return of the Index due to differences in the securities that were used to seed the Fund, as well as fees and operating expenses.
During this same time period, the S&P 600 Index returned 39.11% and the S&P 600 Equal Weight Index returned 45.85%. The S&P 600 is an unmanaged index weighted by market capitalization based on the average performance of approximately 601 equity securities. The S&P Equal Weight 600 is an unmanaged index and is the equal-weight version of the S&P 600 Index. It includes the same companies as the S&P 600 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
Both the S&P 600 Index and the S&P 600 Equal Weight Index were selected as performance comparators for their recognition in the marketplace. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. Both indices also use the same underlying universe as the Index. The performance of the Fund differed from the S&P 600 Index and the S&P 600 Equal Weight Index in part because the Fund seeks to track its Index that employs a Stratified Weight methodology.

8

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Liquidity Services, Inc.	0.63%
Covetrus, Inc.	0.62%
Inter Parfums, Inc.	0.62%
PetMed Express, Inc.	0.62%
Shutterstock, Inc.	0.61%
California Water Service Group	0.60%
American States Water Co.	0.59%
Avista Corp.	0.59%
Chesapeake Utilities Corp.	0.59%
Cogent Communications Holdings, Inc.	0.59%
As of December 31, 2020. Holdings subject to change
Sector Breakdown
Information Tools	14.77%
Healthcare	14.55%
Financials	14.40%
Industrials	14.28%
Consumer Products Services	14.13%
Information	13.91%
Food	7.11%
Energy	6.66%
Other Assets in Excess of Liabilities	0.19%
As of December 31, 2020. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
9

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2020
	YTD	4Q20	1Y	3Y	5Y	Since Fund Inception
SSLY NAV (%)	44.82	31.78	--	--	--	44.82
SSLY Market Price (%)	45.10	32.03	--	--	--	45.10
Syntax Stratified SmallCap ETF (TR)	45.77	31.96	--	--	--	45.77
S&P 600 Index (TR)	39.11	31.31	--	--	--	39.11
S&P 600 Equal Weight Index (TR)	45.85	35.11	--	--	--	45.85
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2021. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.30%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures on below.Performance data current to the most recent month end is available by calling (866) 972-4492. The Fund is subject to certain risks, including but not limited to, equity securities risk, small-capitalization risk, index tracking risk, passive strategy/index risk, and market trading risk. Investing involves risk, including possible loss of principal.
10

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Investors may purchase or sell individual shares on an exchange on which they are listed. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Please see the prospectus for more details.
Portability of Performance: A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified LargeCap ETF (“the Fund”) as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The returns were calculated using the methodology the SEC requires of registered funds. However, since the private fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. While the performance of the private fund is net of all fees and expenses, the performance of the private fund has not been restated to reflect the management and fee waivers applicable to the Fund. The Fund may be subject to higher fees which would negatively impact performance. The private fund began operations on January 1, 2015 and, on January 2, 2019, was reorganized into the Fund. Prior to the reorganization, the private fund had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, as a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the private fund. If the private fund had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.
Portability of Performance: A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified MidCap ETF (“the Fund”) as of January 16, 2020 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The returns were calculated using the methodology the SEC requires of registered funds. However, since the private fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. While the performance of the private fund is net of all fees and expenses, the performance of the private fund has not been restated to reflect the management and fee waivers applicable to the Fund. The Fund may be subject to higher fees which would negatively impact performance. The private fund began operations on January 1, 2015 and, on January 16, 2020, was reorganized into the Fund. Prior to the reorganization, the private fund had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, as a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the private fund. If the private fund had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.
The Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index, and Syntax Stratified SmallCap Index™ (“the Indices”) are the property of Syntax, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices or its affiliates or its third-party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax, LLC, the parent company of Syntax Advisors, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).
The Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index, and Syntax Stratified SmallCap Index™ are the property of Syntax, LLC, the Fund’s index provider. Syntax®, Stratified®, Stratified Indices®, Stratified Weight™, and FIS™ are trademarks or registered trademarks of Locus LP. Performance of an index is not illustrative of any particular investment. It is not possible to invest directly in an index.
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.
This report is only intended for the recipient it is addressed and delivered to by Syntax Advisors, LLC and may not be redistributed without prior written consent. The report is provided for informational purposes and is not intended to be, nor should it be construed or used as an offer to sell, or a solicitation of any offer to buy shares or limited partnership interests in any funds managed by Syntax Advisors, LLC. These securities shall not be offered or sold in any jurisdiction in which such offer, solicitation or sale would be unlawful until the requirements of the laws of such jurisdiction have been satisfied. If any offer is made, it shall be pursuant to the offering documents prepared by or on behalf of a specific fund which contains detailed information concerning the investment terms and the risks, fees and expenses associated with an investment in that fund. In the case of any inconsistency between the descriptions or terms in this document and the offering documents, the offering documents shall control.
Index performance does not represent actual fund or portfolio performance and such performance does not reflect the actual investment experience of any investor. An investor cannot invest directly in an index. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in a portfolio invested in accordance with an index. None of the Syntax Indices or the benchmark indices portrayed herein charge management fees or incur brokerage expenses, and no such fees or expenses were deducted from the performance shown; provided, however, that the returns of any investment portfolio invested in accordance with such indices would be net of such fees and expenses. Additionally, none of these indices lend securities, and no revenues from securities lending were added to the performance shown.
THESE MATERIALS DO NOT CONSTITUTE AN OFFER OR SOLICITATION TO BUY ANY SECURITIES OR TO PARTICIPATE IN ANY PARTICULAR TRADING STRATEGY.
11

Syntax Stratified LargeCap ETF
Schedule of Investments
December 31, 2020

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	350	$61,177
A O Smith Corp.	950	52,079
Abbott Laboratories	1,333	145,950
AbbVie, Inc.	618	66,219
ABIOMED, Inc.(a)	84	27,233
Accenture PLC, Class A	193	50,414
Activision Blizzard, Inc.	1,705	158,309
Adobe, Inc.(a)	599	299,572
Advance Auto Parts, Inc.	406	63,949
Advanced Micro Devices, Inc.(a)	519	47,597
AES Corp.	10,116	237,726
Aflac, Inc.	1,589	70,663
Agilent Technologies, Inc.	601	71,212
Air Products and Chemicals, Inc.	75	20,492
Akamai Technologies, Inc.(a)	1,378	144,676
Alaska Air Group, Inc.	1,285	66,820
Albemarle Corp.	147	21,685
Alexandria Real Estate Equities, Inc., REIT	205	36,535
Alexion Pharmaceuticals, Inc.(a)	545	85,151
Align Technology, Inc.(a)	103	55,041
Allegion PLC	327	38,056
Alliant Energy Corp.	691	35,607
Allstate Corp.	685	75,302
Alphabet, Inc., Class A(a)	53	92,890
Alphabet, Inc., Class C(a)	53	92,850
Altria Group, Inc.	3,732	153,012
Amazon.com, Inc.(a)	22	71,652
Amcor PLC	3,116	36,675
Ameren Corp.	461	35,986
American Airlines Group, Inc.	3,768	59,421
American Electric Power Co., Inc.	1,293	107,668
American Express Co.	158	19,104
American International Group, Inc.	2,757	104,380
American Tower Corp., REIT	110	24,691
American Water Works Co., Inc.	963	147,792
Ameriprise Financial, Inc.	211	41,004
AmerisourceBergen Corp.	1,091	106,656
AMETEK, Inc.	302	36,524
Amgen, Inc.	288	66,217
Amphenol Corp., Class A	611	79,900
Analog Devices, Inc.	1,009	149,060
ANSYS, Inc.(a)	852	309,958
Anthem, Inc.	364	116,877
Aon PLC, Class A	94	19,859
Apache Corp.	1,480	21,001
Apple, Inc.	1,163	154,318
Applied Materials, Inc.	807	69,644
Aptiv PLC	1,313	171,071
Archer-Daniels-Midland Co.	4,293	216,410
Arista Networks, Inc.(a)	388	112,741
Arthur J Gallagher & Co.	159	19,670
Security Description	Shares	Value
Assurant, Inc.	537	$73,150
AT&T, Inc.	3,453	99,308
Atmos Energy Corp.	1,441	137,515
Autodesk, Inc.(a)	1,022	312,057
Automatic Data Processing, Inc.	364	64,137
AutoZone, Inc.(a)	54	64,014
AvalonBay Communities, Inc., REIT	377	60,482
Avery Dennison Corp.	180	27,920
Baker Hughes Co.	4,720	98,412
Ball Corp.	385	35,874
Bank of America Corp.	1,872	56,740
Bank of New York Mellon Corp.	1,180	50,079
Baxter International, Inc.	269	21,585
Becton Dickinson and Co.	87	21,769
Berkshire Hathaway, Inc., Class B(a)	947	219,581
Best Buy Co., Inc.	1,065	106,276
Biogen, Inc.(a)	274	67,092
Bio-Rad Laboratories, Inc., Class A(a)	93	54,213
BlackRock, Inc.	61	44,014
Boeing Co.	312	66,787
Booking Holdings, Inc.(a)	48	106,909
BorgWarner, Inc.	4,391	169,668
Boston Properties, Inc., REIT	359	33,936
Boston Scientific Corp.(a)	1,593	57,268
Bristol-Myers Squibb Co.	1,085	67,303
Broadcom, Inc.	234	102,457
Broadridge Financial Solutions, Inc.	320	49,024
Brown-Forman Corp., Class B	1,402	111,361
Cabot Oil & Gas Corp.	6,291	102,417
Cadence Design Systems, Inc.(a)	1,205	164,398
Campbell Soup Co.	1,941	93,847
Capital One Financial Corp.	1,546	152,822
Cardinal Health, Inc.	1,972	105,620
CarMax, Inc.(a)	684	64,611
Carnival Corp.	1,674	36,259
Carrier Global Corp.	960	36,211
Catalent, Inc.(a)	1,499	156,001
Caterpillar, Inc.	396	72,080
Cboe Global Markets, Inc.	221	20,580
CBRE Group, Inc., Class A(a)	288	18,063
CDW Corp.	349	45,995
Celanese Corp.	216	28,067
Centene Corp.(a)	1,881	112,916
CenterPoint Energy, Inc.	4,922	106,512
CenturyLink, Inc.	13,986	136,363
Cerner Corp.	638	50,070
CF Industries Holdings, Inc.	906	35,071
CH Robinson Worldwide, Inc.	381	35,764
Charles Schwab Corp.	2,166	114,885
Charter Communications, Inc., Class A(a)	219	144,879
Chevron Corp.	3,474	293,379
Chipotle Mexican Grill, Inc.(a)	166	230,194

See accompanying notes to financial statements.
12

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
Chubb Ltd.	556	$85,580
Church & Dwight Co., Inc.	2,493	217,464
Cigna Corp.	545	113,458
Cincinnati Financial Corp.	1,065	93,049
Cintas Corp.	229	80,942
Cisco Systems, Inc.	2,414	108,026
Citigroup, Inc.	907	55,926
Citizens Financial Group, Inc.	671	23,995
Citrix Systems, Inc.	487	63,359
Clorox Co.	1,062	214,439
CME Group, Inc.	108	19,661
CMS Energy Corp.	601	36,667
Coca-Cola Co.	3,007	164,904
Cognizant Technology Solutions Corp., Class A	605	49,580
Colgate-Palmolive Co.	2,528	216,169
Comcast Corp., Class A	2,801	146,772
Comerica, Inc.	1,624	90,717
Conagra Brands, Inc.	2,594	94,058
Concho Resources, Inc.	374	21,823
ConocoPhillips	546	21,835
Consolidated Edison, Inc.	1,462	105,659
Constellation Brands, Inc., Class A	522	114,344
Cooper Companies, Inc.	160	58,131
Copart, Inc.(a)	810	103,073
Corning, Inc.	2,250	81,000
Corteva, Inc.	928	35,932
Costco Wholesale Corp.	854	321,770
Crown Castle International Corp., REIT	151	24,038
CSX Corp.	295	26,771
Cummins, Inc.	161	36,563
CVS Health Corp.	3,987	272,312
Danaher Corp.	237	52,647
Darden Restaurants, Inc.	1,899	226,209
DaVita, Inc.(a)	437	51,304
Deere & Co.	278	74,796
Delta Air Lines, Inc.	1,537	61,803
DENTSPLY SIRONA, Inc.	406	21,258
Devon Energy Corp.	6,621	104,678
DexCom, Inc.(a)	153	56,567
Diamondback Energy, Inc.	474	22,942
Digital Realty Trust, Inc., REIT	1,093	152,484
Discover Financial Services	1,710	154,806
Discovery, Inc., Class A(a)	1,477	44,443
Discovery, Inc., Class C(a)	1,679	43,973
DISH Network Corp., Class A(a)	2,972	96,114
Dollar General Corp.	343	72,133
Dollar Tree, Inc.(a)	667	72,063
Dominion Energy, Inc.	1,430	107,536
Domino's Pizza, Inc.	559	214,354
Dover Corp.	503	63,504
Dow, Inc.	530	29,415
Security Description	Shares	Value
DR Horton, Inc.	1,530	$105,448
DTE Energy Co.	853	103,563
Duke Energy Corp.	390	35,708
Duke Realty Corp., REIT	620	24,781
DuPont de Nemours, Inc.	305	21,689
DXC Technology Co.	1,986	51,140
Eastman Chemical Co.	201	20,156
Eaton Corp. PLC	694	83,377
eBay, Inc.	1,291	64,873
Ecolab, Inc.	93	20,121
Edison International	1,703	106,982
Edwards Lifesciences Corp.(a)	636	58,022
Electronic Arts, Inc.	1,053	151,211
Eli Lilly and Co.	413	69,731
Emerson Electric Co.	160	12,859
Entergy Corp.	1,040	103,834
EOG Resources, Inc.	446	22,242
Equifax, Inc.	154	29,697
Equinix, Inc., REIT	205	146,407
Equity Residential, REIT	1,038	61,533
Essex Property Trust, Inc., REIT	250	59,355
Estee Lauder Companies, Inc., Class A	873	232,384
Etsy, Inc.(a)	372	66,183
Everest Re Group Ltd.	370	86,613
Evergy, Inc.	647	35,915
Eversource Energy	414	35,815
Exelon Corp.	5,196	219,375
Expedia Group, Inc.	772	102,213
Expeditors International of Washington, Inc.	395	37,568
Extra Space Storage, Inc., REIT	553	64,071
Exxon Mobil Corp.	7,331	302,184
F5 Networks, Inc.(a)	621	109,259
Facebook, Inc., Class A(a)	697	190,393
Fastenal Co.	933	45,558
Federal Realty Investment Trust, REIT	317	26,983
FedEx Corp.	122	31,674
Fidelity National Information Services, Inc.	162	22,917
Fifth Third Bancorp	871	24,013
First Republic Bank	659	96,827
FirstEnergy Corp.	3,521	107,778
Fiserv, Inc.(a)	206	23,455
FleetCor Technologies, Inc.(a)	70	19,098
FLIR Systems, Inc.	3,834	168,044
Flowserve Corp.	1,731	63,787
FMC Corp.	305	35,054
Ford Motor Co.	11,859	104,241
Fortinet, Inc.(a)	495	73,522
Fortive Corp.	194	13,739
Fortune Brands Home & Security, Inc.	641	54,947
Fox Corp., Class A	1,462	42,573
Fox Corp., Class B(a)	1,491	43,060
Franklin Resources, Inc.	1,673	41,808

See accompanying notes to financial statements.
13

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
Freeport-McMoRan, Inc.	5,795	$150,786
Gap, Inc.	4,104	82,860
Garmin Ltd.	1,197	143,233
Gartner, Inc.(a)	309	49,499
General Dynamics Corp.	473	70,392
General Electric Co.	5,477	59,152
General Mills, Inc.	1,545	90,846
General Motors Co.	2,550	106,182
Genuine Parts Co.	471	47,303
Gilead Sciences, Inc.	1,082	63,037
Global Payments, Inc.	101	21,757
Globe Life, Inc.	761	72,265
Goldman Sachs Group, Inc.	447	117,878
Halliburton Co.	3,598	68,002
Hanesbrands, Inc.	6,137	89,477
Hartford Financial Services Group, Inc.	2,317	113,487
Hasbro, Inc.	901	84,280
HCA Healthcare, Inc.	606	99,663
Healthpeak Properties, Inc., REIT	3,243	98,036
Henry Schein, Inc.(a)	1,529	102,229
Hershey Co.	540	82,258
Hess Corp.	420	22,172
Hewlett Packard Enterprise Co.	8,923	105,738
Hilton Worldwide Holdings, Inc.	455	50,623
HollyFrontier Corp.	5,838	150,912
Hologic, Inc.(a)	721	52,510
Home Depot, Inc.	404	107,310
Honeywell International, Inc.	285	60,620
Hormel Foods Corp.	4,530	211,143
Host Hotels & Resorts, Inc., REIT	3,276	47,928
Howmet Aerospace, Inc.	1,348	38,472
HP, Inc.	9,258	227,654
Humana, Inc.	291	119,389
Huntington Bancshares, Inc.	1,838	23,214
Huntington Ingalls Industries, Inc.	401	68,362
IDEX Corp.	331	65,935
IDEXX Laboratories, Inc.(a)	118	58,985
IHS Markit Ltd.	531	47,700
Illinois Tool Works, Inc.	300	61,164
Illumina, Inc.(a)	210	77,700
Incyte Corp.(a)	810	70,454
Ingersoll Rand, Inc.(a)	1,446	65,880
Intel Corp.	956	47,628
Intercontinental Exchange, Inc.	173	19,945
International Business Machines Corp.	382	48,086
International Flavors & Fragrances, Inc.	184	20,027
International Paper Co.	550	27,346
Interpublic Group of Companies, Inc.	1,986	46,711
Intuit, Inc.	173	65,714
Intuitive Surgical, Inc.(a)	27	22,089
Invesco Ltd.	2,282	39,775
IPG Photonics Corp.(a)	66	14,770
Security Description	Shares	Value
IQVIA Holdings, Inc.(a)	424	$75,968
Iron Mountain, Inc., REIT	785	23,142
J M Smucker Co.	795	91,902
Jack Henry & Associates, Inc.	153	24,784
Jacobs Engineering Group, Inc.	1,477	160,934
JB Hunt Transport Services, Inc.	255	34,846
Johnson & Johnson	935	147,150
Johnson Controls International PLC	1,344	62,617
JPMorgan Chase & Co.	449	57,054
Juniper Networks, Inc.	4,882	109,894
Kansas City Southern	136	27,762
Kellogg Co.	1,292	80,401
KeyCorp	1,500	24,615
Keysight Technologies, Inc.(a)	283	37,381
Kimberly-Clark Corp.	1,573	212,088
Kimco Realty Corp., REIT	1,933	29,014
Kinder Morgan, Inc.	9,675	132,257
KLA Corp.	276	71,459
Kraft Heinz Co.	2,693	93,339
Kroger Co.	10,239	325,191
L Brands, Inc.	2,160	80,330
L3Harris Technologies, Inc.	846	159,911
Laboratory Corp. of America Holdings(a)	234	47,631
Lam Research Corp.	144	68,007
Lamb Weston Holdings, Inc.	1,188	93,543
Las Vegas Sands Corp.	839	50,004
Leggett & Platt, Inc.	1,298	57,501
Leidos Holdings, Inc.	453	47,619
Lennar Corp., Class A	1,472	112,211
Lincoln National Corp.	1,388	69,830
Linde PLC(a)	80	21,081
Live Nation Entertainment, Inc.(a)	504	37,034
LKQ Corp.(a)	1,748	61,600
Lockheed Martin Corp.	195	69,221
Loews Corp.	4,899	220,553
Lowe's Companies, Inc.	676	108,505
LyondellBasell Industries N.V., Class A	323	29,606
M&T Bank Corp.	187	23,805
Marathon Oil Corp.	3,369	22,471
Marathon Petroleum Corp.	3,740	154,686
MarketAxess Holdings, Inc.	36	20,540
Marriott International, Inc., Class A	372	49,074
Marsh & McLennan Companies, Inc.	166	19,422
Martin Marietta Materials, Inc.	265	75,252
Masco Corp.	986	54,161
Mastercard, Inc., Class A	60	21,416
Maxim Integrated Products, Inc.	1,694	150,173
McCormick & Co., Inc.	982	93,879
McDonald's Corp.	1,031	221,232
McKesson Corp.	613	106,613
Medtronic PLC	190	22,257
Merck & Co., Inc.	792	64,786

See accompanying notes to financial statements.
14

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
MetLife, Inc.	1,512	$70,988
Mettler-Toledo International, Inc.(a)	13	14,816
MGM Resorts International	1,576	49,660
Microchip Technology, Inc.	338	46,681
Micron Technology, Inc.(a)	674	50,671
Microsoft Corp.	1,338	297,598
Mid-America Apartment Communities, Inc., REIT	503	63,725
Mohawk Industries, Inc.(a)	395	55,675
Molson Coors Beverage Co., Class B	2,261	102,175
Mondelez International, Inc., Class A	1,399	81,800
Monster Beverage Corp.(a)	1,825	168,776
Moody's Corp.	103	29,895
Morgan Stanley	1,691	115,884
Mosaic Co.	1,606	36,954
Motorola Solutions, Inc.	846	143,871
MSCI, Inc.	67	29,918
Nasdaq, Inc.	151	20,044
NetApp, Inc.	1,729	114,529
Netflix, Inc.(a)	191	103,279
Newell Brands, Inc.	3,915	83,115
Newmont Corp.	2,421	144,994
News Corp., Class A	2,382	42,805
News Corp., Class B	2,396	42,577
NextEra Energy, Inc.	1,449	111,790
Nielsen Holdings PLC	2,490	51,966
NIKE, Inc., Class B	624	88,277
NiSource, Inc.	6,230	142,916
Norfolk Southern Corp.	115	27,325
Northern Trust Corp.	453	42,192
Northrop Grumman Corp.	239	72,828
NortonLifeLock, Inc.	3,234	67,203
Norwegian Cruise Line Holdings Ltd.(a)	1,347	34,254
NOV, Inc.	7,467	102,522
NRG Energy, Inc.	6,445	242,010
Nucor Corp.	2,520	134,039
NVIDIA Corp.	92	48,042
NVR, Inc.(a)	29	118,316
Occidental Petroleum Corp.	1,140	19,733
Old Dominion Freight Line, Inc.	179	34,937
Omnicom Group, Inc.	737	45,967
ONEOK, Inc.	3,434	131,797
Oracle Corp.	1,048	67,795
O'Reilly Automotive, Inc.(a)	144	65,170
Otis Worldwide Corp.	558	37,693
PACCAR, Inc.	835	72,044
Packaging Corp. of America	195	26,892
Parker-Hannifin Corp.	130	35,413
Paychex, Inc.	688	64,108
Paycom Software, Inc.(a)	150	67,838
PayPal Holdings, Inc.(a)	112	26,230
Pentair PLC	1,247	66,203
Security Description	Shares	Value
People's United Financial, Inc.	6,566	$84,898
PepsiCo, Inc.	555	82,307
PerkinElmer, Inc.	486	69,741
Perrigo Co. PLC	4,477	200,211
Pfizer, Inc.	1,600	58,896
Philip Morris International, Inc.	1,888	156,308
Phillips 66	2,307	161,352
Pinnacle West Capital Corp.	445	35,578
Pioneer Natural Resources Co.	205	23,347
PNC Financial Services Group, Inc.	164	24,436
Pool Corp.	136	50,660
PPG Industries, Inc.	199	28,700
PPL Corp.	1,270	35,814
Principal Financial Group, Inc.	836	41,474
Procter & Gamble Co.	1,568	218,172
Progressive Corp.	753	74,457
Prologis, Inc., REIT	243	24,217
Prudential Financial, Inc.	906	70,731
Public Service Enterprise Group, Inc.	1,892	110,304
Public Storage, REIT	278	64,199
PulteGroup, Inc.	2,525	108,878
PVH Corp.	906	85,064
Qorvo, Inc.(a)	624	103,752
QUALCOMM, Inc.	657	100,087
Quanta Services, Inc.	2,225	160,244
Quest Diagnostics, Inc.	392	46,715
Ralph Lauren Corp.	844	87,557
Raymond James Financial, Inc.	1,157	110,690
Raytheon Technologies Corp.	840	60,068
Realty Income Corp., REIT	470	29,220
Regency Centers Corp., REIT	608	27,719
Regeneron Pharmaceuticals, Inc.(a)	138	66,669
Regions Financial Corp.	1,528	24,631
Republic Services, Inc.	846	81,470
ResMed, Inc.	262	55,691
Robert Half International, Inc.	739	46,173
Rockwell Automation, Inc.	56	14,045
Rollins, Inc.	2,185	85,368
Roper Technologies, Inc.	32	13,795
Ross Stores, Inc.	1,893	232,479
Royal Caribbean Cruises Ltd.	468	34,955
S&P Global, Inc.	90	29,586
salesforce.com, Inc.(a)	286	63,644
SBA Communications Corp., REIT	87	24,545
Schlumberger N.V.	3,112	67,935
Seagate Technology PLC	1,652	102,688
Sealed Air Corp.	797	36,495
Sempra Energy	278	35,420
ServiceNow, Inc.(a)	119	65,501
Sherwin-Williams Co.	38	27,927
Simon Property Group, Inc., REIT	327	27,887
Skyworks Solutions, Inc.	1,025	156,702

See accompanying notes to financial statements.
15

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
SL Green Realty Corp., REIT	600	$35,748
Snap-on, Inc.	444	75,986
Southern Co.	588	36,121
Southwest Airlines Co.	1,399	65,207
Stanley Black & Decker, Inc.	457	81,602
Starbucks Corp.	2,076	222,090
State Street Corp.	653	47,525
STERIS PLC	117	22,176
Stryker Corp.	231	56,604
SVB Financial Group(a)	243	94,243
Synchrony Financial	4,421	153,453
Synopsys, Inc.(a)	604	156,581
Sysco Corp.	4,230	314,120
T Rowe Price Group, Inc.	268	40,573
Take-Two Interactive Software, Inc.(a)	749	155,635
Tapestry, Inc.	2,919	90,723
Target Corp.	415	73,260
TE Connectivity Ltd.	678	82,085
TechnipFMC PLC	7,375	69,325
Teledyne Technologies, Inc.(a)	36	14,111
Teleflex, Inc.	57	23,459
Teradyne, Inc.	620	74,332
Tesla, Inc.(a)	175	123,492
Texas Instruments, Inc.	889	145,912
Textron, Inc.	1,499	72,447
Thermo Fisher Scientific, Inc.	152	70,799
Tiffany & Co.	653	85,837
TJX Companies, Inc.	3,236	220,986
T-Mobile US, Inc.(a)	816	110,038
Tractor Supply Co.	331	46,532
Trane Technologies PLC	254	36,871
TransDigm Group, Inc.(a)	57	35,274
Travelers Companies, Inc.	635	89,135
Truist Financial Corp.	504	24,157
Twitter, Inc.(a)	3,698	200,247
Tyler Technologies, Inc.(a)	143	62,422
Tyson Foods, Inc., Class A	3,091	199,184
UDR, Inc., REIT	1,606	61,719
Ulta Beauty, Inc.(a)	403	115,725
Under Armour, Inc., Class A(a)	2,493	42,805
Under Armour, Inc., Class C(a)	2,835	42,185
Union Pacific Corp.	130	27,069
United Airlines Holdings, Inc.(a)	1,329	57,479
United Parcel Service, Inc., Class B	210	35,364
United Rentals, Inc.(a)	190	44,063
UnitedHealth Group, Inc.	338	118,530
Universal Health Services, Inc., Class B	717	98,588
Unum Group	3,065	70,311
US Bancorp	517	24,087
Valero Energy Corp.	2,719	153,814
Varian Medical Systems, Inc.(a)	125	21,876
Security Description	Shares	Value
Ventas, Inc., REIT	1,938	$95,040
VeriSign, Inc.(a)	678	146,719
Verisk Analytics, Inc.	148	30,723
Verizon Communications, Inc.	1,772	104,105
Vertex Pharmaceuticals, Inc.(a)	292	69,011
VF Corp.	987	84,300
ViacomCBS, Inc., Class B	2,402	89,499
Viatris, Inc.(a)	12,340	231,252
Visa, Inc., Class A	93	20,342
Vontier Corp.(a)	428	14,295
Vornado Realty Trust, REIT	919	34,315
Vulcan Materials Co.	515	76,380
W R Berkley Corp.	1,320	87,674
Walgreens Boots Alliance, Inc.	6,870	273,976
Walmart, Inc.	2,184	314,824
Walt Disney Co.(a)	487	88,235
Waste Management, Inc.	696	82,079
Waters Corp.(a)	298	73,731
WEC Energy Group, Inc.	386	35,524
Wells Fargo & Co.	1,837	55,441
Welltower, Inc., REIT	739	47,754
West Pharmaceutical Services, Inc.	83	23,515
Western Digital Corp.	2,095	116,042
Western Union Co.	2,866	62,880
Westinghouse Air Brake Technologies Corp.	478	34,990
Westrock Co.	616	26,814
Weyerhaeuser Co., REIT	2,229	74,738
Whirlpool Corp.	292	52,703
Williams Companies, Inc.	6,507	130,465
Willis Towers Watson PLC	92	19,383
WW Grainger, Inc.	111	45,326
Wynn Resorts Ltd.	430	48,517
Xcel Energy, Inc.	551	36,735
Xerox Holdings Corp.	9,400	217,986
Xilinx, Inc.	330	46,784
Xylem, Inc.	654	66,571
Yum! Brands, Inc.	2,017	218,966
Zebra Technologies Corp., Class A(a)	95	36,511
Zimmer Biomet Holdings, Inc.	377	58,092
Zions Bancorp NA	2,055	89,269
Zoetis, Inc.	410	67,855
INVESTMENTS IN COMMON STOCK—99.8% (Cost $33,789,937)		41,890,187
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		98,878
NET ASSETS—100.0%		$41,989,065

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.
16

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2020

INDUSTRY BREAKDOWN
AS OF December 31, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Business Software for Specific Uses	3.5%
Electric Competitive	3.2
Restaurants	3.2
Branded Pharmaceuticals	3.1
Processed Foods	3.1
Food Distributors	3.0
Downstream	2.9
Consumer Insurance	2.2
Content Providers	2.2
End User Hardware	2.1
Operators and Developers	2.1
Commercial Insurance	2.1
Commercial Hardware	2.1
Rental	2.1
Electric Regulated	2.0
Telecommunication Networks	2.0
Upstream Energy	1.9
Non Real Estate Banking	1.8
Home Office and Consumer Equipment Manufacture	1.6
Mechanical Components	1.6
Capital Markets	1.6
Auto Products	1.6
Home Office and Consumer Equipment Retail	1.6
Information and Electrical Components	1.6
Specialty Services	1.6
Diversified Household and Personal Products	1.6
Distribution Services	1.5
Alcohol and Tobacco	1.5
Transportation Services	1.5
Primary Foods	1.5
Online Distribution Networks	1.5
Semiconductor Services and Equipment	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Digital Integrated Circuits	1.4
Internet Services	1.4
Transaction Services	1.4
Management and IT Services	1.4
Healthcare Providers and Facilities	1.4
Healthcare Insurance	1.4
Search and Social Networks	1.4
Drugstores	1.3
Investment Services	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.2%
Medical Devices	1.1
Medical Research Services and Equipment	1.1
Apparel Retailers	1.1
Diversified Drugs and Devices	1.1
Personal Products	1.1
Other Natural Resources	1.1
Accessories and Footwear	1.0
Chemicals	1.0
Metals	1.0
Midstream and Gas	1.0
Branded Apparel	1.0
Hospital Equipment	1.0
Healthcare Products Distribution	1.0
Midstream	0.9
Industrial Conglomerates	0.9
Production Equipment	0.8
Operating Systems and Middleware	0.7
Brokers and Dealers	0.5
Consumer Paper Products	0.5
Real Estate Banking	0.4
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.
17

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
COMMON STOCK—99.7%
Acadia Healthcare Co., Inc.(a)	282	$14,173
ACI Worldwide, Inc.(a)	448	17,217
Acuity Brands, Inc.	52	6,297
Adient PLC(a)	83	2,886
Adtalem Global Education, Inc.(a)	155	5,262
AECOM(a)	101	5,028
Affiliated Managers Group, Inc.	75	7,627
AGCO Corp.	108	11,134
Alleghany Corp.	15	9,055
ALLETE, Inc.	143	8,857
Alliance Data Systems Corp.	90	6,669
Amedisys, Inc.(a)	50	14,666
American Campus Communities, Inc.	229	9,794
American Eagle Outfitters, Inc.	675	13,547
American Financial Group, Inc.	75	6,572
Antero Midstream Corp.	1,172	9,036
Apartment Income REIT Corp.(a)	240	9,218
AptarGroup, Inc.	25	3,422
Arrow Electronics, Inc.(a)	34	3,308
Arrowhead Pharmaceuticals, Inc.(a)	238	18,262
ASGN, Inc.(a)	81	6,766
Ashland Global Holdings, Inc.	42	3,326
Associated Banc-Corp	109	1,858
AutoNation, Inc.(a)	149	10,399
Avanos Medical, Inc.(a)	54	2,478
Avient Corp.	86	3,464
Avis Budget Group, Inc.(a)	253	9,437
Avnet, Inc.	104	3,651
Axon Enterprise, Inc.(a)	82	10,047
BancorpSouth Bank	66	1,811
Bank of Hawaii Corp.	99	7,585
Bank OZK	60	1,876
Belden, Inc.	87	3,645
Bio-Techne Corp.	30	9,526
BJ's Wholesale Club Holdings, Inc.(a)	351	13,085
Black Hills Corp.	127	7,804
Blackbaud, Inc.	105	6,044
Boston Beer Co., Inc., Class A(a)	14	13,920
Boyd Gaming Corp.	82	3,519
Brighthouse Financial, Inc.(a)	393	14,229
Brink's Co.	105	7,560
Brixmor Property Group, Inc.	81	1,341
Brown & Brown, Inc.	193	9,150
Brunswick Corp.	100	7,624
Builders FirstSource, Inc.(a)	168	6,856
Cable One, Inc.	12	26,733
Cabot Corp.	67	3,007
CACI International, Inc., Class A(a)	29	7,231
Caesars Entertainment, Inc.(a)	49	3,639
Camden Property Trust	101	10,092
Cantel Medical Corp.	59	4,653
Security Description	Shares	Value
Carlisle Companies, Inc.	21	$3,280
Carter's, Inc.	146	13,734
Casey's General Stores, Inc.	55	9,824
Cathay General Bancorp	57	1,835
CDK Global, Inc.	345	17,881
Ceridian HCM Holding, Inc.(a)	59	6,287
ChampionX Corp.(a)	1,071	16,386
Charles River Laboratories International, Inc.(a)	38	9,495
Chemed Corp.	27	14,380
Chemours Co.	108	2,677
Choice Hotels International, Inc.	23	2,455
Churchill Downs, Inc.	17	3,311
Ciena Corp.(a)	829	43,813
Cimarex Energy Co.	149	5,589
Cinemark Holdings, Inc.	808	14,067
Cirrus Logic, Inc.(a)	167	13,727
CIT Group, Inc.	67	2,405
Clean Harbors, Inc.(a)	104	7,914
CMC Materials, Inc.	182	27,537
CNO Financial Group, Inc.	574	12,760
CNX Resources Corp.(a)	551	5,951
Cognex Corp.	131	10,517
Coherent, Inc.(a)	196	29,404
Colfax Corp.(a)	214	8,183
Columbia Sportswear Co.	160	13,981
Commerce Bancshares, Inc.	103	6,767
Commercial Metals Co.	330	6,778
CommVault Systems, Inc.(a)	114	6,312
Compass Minerals International, Inc.	108	6,666
Concentrix Corp.(a)	65	6,416
CoreLogic, Inc.	57	4,407
CoreSite Realty Corp.	149	18,667
Corporate Office Properties Trust	63	1,643
Coty, Inc., Class A	2,867	20,126
Cousins Properties, Inc.	48	1,608
Cracker Barrel Old Country Store, Inc.	99	13,060
Crane Co.	85	6,601
Cree, Inc.(a)	41	4,342
Cullen/Frost Bankers, Inc.	32	2,791
Curtiss-Wright Corp.	35	4,072
CyrusOne, Inc.	264	19,312
Dana, Inc.	157	3,065
Darling Ingredients, Inc.(a)	137	7,902
Deckers Outdoor Corp.(a)	43	12,332
Dick's Sporting Goods, Inc.	185	10,399
Domtar Corp.	107	3,387
Donaldson Co., Inc.	119	6,650
Douglas Emmett, Inc.	51	1,488
Dycom Industries, Inc.(a)	63	4,758
Eagle Materials, Inc.	65	6,588
East West Bancorp, Inc.	40	2,028

See accompanying notes to financial statements.
18

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
EastGroup Properties, Inc.	27	$3,728
Eaton Vance Corp.	118	8,016
Edgewell Personal Care Co.	543	18,777
EMCOR Group, Inc.	54	4,939
Emergent BioSolutions, Inc.(a)	211	18,906
Encompass Health Corp.	156	12,900
Energizer Holdings, Inc.	464	19,572
EnerSys	72	5,980
Enphase Energy, Inc.(a)	40	7,019
EPR Properties	39	1,268
EQT Corp.	426	5,414
Equitrans Midstream Corp.	1,128	9,069
Essent Group Ltd.	183	7,906
Essential Utilities, Inc.	154	7,283
Evercore, Inc., Class A	67	7,346
Exelixis, Inc.(a)	886	17,782
FactSet Research Systems, Inc.	21	6,982
Fair Isaac Corp.(a)	34	17,375
Federated Hermes, Inc.	254	7,338
First American Financial Corp.	83	4,285
First Financial Bankshares, Inc.	53	1,917
First Horizon Corp.	513	6,546
First Industrial Realty Trust, Inc.	79	3,328
First Solar, Inc.(a)	44	4,352
FirstCash, Inc.	92	6,444
Five Below, Inc.(a)	58	10,149
Flowers Foods, Inc.	657	14,868
Fluor Corp.	294	4,695
FNB Corp.	191	1,815
Foot Locker, Inc.	311	12,577
Fox Factory Holding Corp.(a)	31	3,277
FTI Consulting, Inc.(a)	58	6,480
Fulton Financial Corp.	134	1,704
GATX Corp.	60	4,991
Generac Holdings, Inc.(a)	18	4,093
Gentex Corp.	223	7,566
Genworth Financial, Inc., Class A(a)	3,047	11,518
Glacier Bancorp, Inc.	41	1,886
Globus Medical, Inc., Class A(a)	293	19,109
Goodyear Tire & Rubber Co.	285	3,109
Graco, Inc.	95	6,873
Graham Holdings Co., Class B	11	5,867
Grand Canyon Education, Inc.(a)	53	4,935
Greif, Inc., Class A	44	2,063
Grocery Outlet Holding Corp.(a)	345	13,541
Grubhub, Inc.(a)	378	28,074
H&R Block, Inc.	474	7,518
Haemonetics Corp.(a)	39	4,631
Hain Celestial Group, Inc.(a)	261	10,479
Halozyme Therapeutics, Inc.(a)	429	18,323
Hancock Whitney Corp.	86	2,926
Hanover Insurance Group, Inc.	57	6,664
Security Description	Shares	Value
Harley-Davidson, Inc.	193	$7,083
Hawaiian Electric Industries, Inc.	227	8,034
Healthcare Realty Trust, Inc.	667	19,743
Healthcare Services Group, Inc.	304	8,542
HealthEquity, Inc.(a)	70	4,880
Helen of Troy Ltd.(a)	93	20,664
Herman Miller, Inc.	156	5,273
Hexcel Corp.	65	3,152
Highwoods Properties, Inc.	44	1,744
Hill-Rom Holdings, Inc.	46	4,507
HNI Corp.	159	5,479
Home BancShares, Inc.	94	1,831
Hubbell, Inc.	23	3,606
Hudson Pacific Properties, Inc.	63	1,513
IAA, Inc.(a)	161	10,462
ICU Medical, Inc.(a)	16	3,432
IDACORP, Inc.	89	8,547
II-VI, Inc.(a)	54	4,102
Ingevity Corp.(a)	38	2,878
Ingredion, Inc.	92	7,238
Insperity, Inc.	51	4,152
Integra LifeSciences Holdings Corp.(a)	45	2,921
Interactive Brokers Group, Inc., Class A	239	14,560
InterDigital, Inc.	215	13,046
International Bancshares Corp.	48	1,797
ITT, Inc.	52	4,005
J2 Global, Inc.(a)	175	17,096
Jabil, Inc.	501	21,308
Jack in the Box, Inc.	149	13,827
Janus Henderson Group PLC	229	7,445
Jazz Pharmaceuticals PLC(a)	119	19,641
JBG SMITH Properties	51	1,595
Jefferies Financial Group, Inc.	280	6,888
JetBlue Airways Corp.(a)	665	9,669
John Wiley & Sons, Inc., Class A	225	10,273
Jones Lang LaSalle, Inc.	58	8,605
KAR Auction Services, Inc.	526	9,789
KB Home	292	9,788
KBR, Inc.	176	5,444
Kemper Corp.	170	13,061
Kennametal, Inc.	206	7,465
Kilroy Realty Corp.	25	1,435
Kinsale Capital Group, Inc.	7	1,401
Kirby Corp.(a)	179	9,278
Knight-Swift Transportation Holdings, Inc.	180	7,528
Kohl's Corp.	343	13,957
Lamar Advertising Co., Class A	17	1,415
Lancaster Colony Corp.	85	15,617
Landstar System, Inc.	51	6,868
Lear Corp.	17	2,704
LendingTree, Inc.(a)	30	8,214
Lennox International, Inc.	23	6,301

See accompanying notes to financial statements.
19

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
LHC Group, Inc.(a)	66	$14,079
Life Storage, Inc.	85	10,148
Ligand Pharmaceuticals, Inc.(a)	190	18,895
Lincoln Electric Holdings, Inc.	65	7,556
Lithia Motors, Inc., Class A	34	9,951
Littelfuse, Inc.	23	5,857
LivaNova PLC(a)	291	19,267
LiveRamp Holdings, Inc.(a)	82	6,002
Louisiana-Pacific Corp.	85	3,159
Lumentum Holdings, Inc.(a)	457	43,324
Macerich Co.	113	1,206
Manhattan Associates, Inc.(a)	58	6,100
ManpowerGroup, Inc.	75	6,763
Marriott Vacations Worldwide Corp.	33	4,528
Masimo Corp.(a)	51	13,687
MasTec, Inc.(a)	75	5,114
Mattel, Inc.(a)	372	6,491
MAXIMUS, Inc.	61	4,465
MDU Resources Group, Inc.	268	7,059
Medical Properties Trust, Inc.	953	20,766
Medpace Holdings, Inc.(a)	62	8,630
Mercury General Corp.	282	14,723
Mercury Systems, Inc.(a)	46	4,051
MGIC Investment Corp.	655	8,220
Middleby Corp.(a)	58	7,477
Minerals Technologies, Inc.	46	2,858
MKS Instruments, Inc.	180	27,081
Molina Healthcare, Inc.(a)	64	13,612
Monolithic Power Systems, Inc.	41	15,015
MSA Safety, Inc.	63	9,412
MSC Industrial Direct Co., Inc., Class A	37	3,122
Murphy Oil Corp.	439	5,312
Murphy USA, Inc.	78	10,208
National Fuel Gas Co.	170	6,992
National Instruments Corp.	660	29,000
National Retail Properties, Inc.	34	1,391
Navient Corp.	694	6,815
NCR Corp.(a)	587	22,054
Nektar Therapeutics(a)	1,049	17,833
Neogen Corp.(a)	34	2,696
NetScout Systems, Inc.(a)	762	20,894
New Jersey Resources Corp.	223	7,928
New York Community Bancorp, Inc.	178	1,878
New York Times Co., Class A	195	10,095
NewMarket Corp.	6	2,390
Nordson Corp.	39	7,837
Nordstrom, Inc.	429	13,389
NorthWestern Corp.	153	8,921
Nu Skin Enterprises, Inc., Class A	382	20,869
NuVasive, Inc.(a)	386	21,743
nVent Electric PLC	252	5,869
OGE Energy Corp.	262	8,347
Security Description	Shares	Value
O-I Glass, Inc.	187	$2,225
Old Republic International Corp.	351	6,918
Olin Corp.	139	3,414
Ollie's Bargain Outlet Holdings, Inc.(a)	127	10,385
Omega Healthcare Investors, Inc.	352	12,785
ONE Gas, Inc.	95	7,293
Oshkosh Corp.	77	6,627
Owens Corning	42	3,182
PacWest Bancorp	74	1,880
Papa John's International, Inc.	154	13,067
Park Hotels & Resorts, Inc.	150	2,573
Patterson Companies, Inc.	86	2,548
Paylocity Holding Corp.(a)	30	6,177
Pebblebrook Hotel Trust	144	2,707
Penn National Gaming, Inc.(a)	46	3,973
Penumbra, Inc.(a)	13	2,275
Perspecta, Inc.	281	6,766
Physicians Realty Trust	90	1,602
Pilgrim's Pride Corp.(a)	359	7,040
Pinnacle Financial Partners, Inc.	30	1,932
PNM Resources, Inc.	171	8,299
Polaris, Inc.	81	7,718
Post Holdings, Inc.(a)	103	10,404
PotlatchDeltic Corp.	70	3,501
PRA Health Sciences, Inc.(a)	75	9,408
Prestige Consumer Healthcare, Inc.(a)	476	16,598
Primerica, Inc.	96	12,857
PROG Holdings, Inc.	192	10,343
Prosperity Bancshares, Inc.	25	1,734
PS Business Parks, Inc.	24	3,189
PTC, Inc.(a)	233	27,869
Qualys, Inc.(a)	61	7,434
Quidel Corp.(a)	67	12,037
Rayonier, Inc.	107	3,144
Regal Beloit Corp.	33	4,053
Reinsurance Group of America, Inc.	65	7,533
Reliance Steel & Aluminum Co.	52	6,227
RenaissanceRe Holdings Ltd.	47	7,794
Repligen Corp.(a)	50	9,581
Rexford Industrial Realty, Inc.	72	3,536
RH(a)	13	5,818
RLI Corp.	64	6,666
Royal Gold, Inc.	62	6,594
RPM International, Inc.	40	3,631
Ryder System, Inc.	81	5,003
Sabra Health Care REIT, Inc.	754	13,097
Sabre Corp.	2,400	28,848
Sailpoint Technologies Holdings, Inc.(a)	120	6,389
Sanderson Farms, Inc.	50	6,610
Science Applications International Corp.	66	6,246
Scientific Games Corp., Class A(a)	489	20,289
Scotts Miracle-Gro Co.	102	20,312

See accompanying notes to financial statements.
20

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
SEI Investments Co.	136	$7,816
Selective Insurance Group, Inc.	99	6,631
Semtech Corp.(a)	189	13,625
Sensient Technologies Corp.	38	2,803
Service Corp. International/US	135	6,629
Service Properties Trust	221	2,539
Signature Bank	12	1,623
Silgan Holdings, Inc.	64	2,373
Silicon Laboratories, Inc.(a)	109	13,880
Simpson Manufacturing Co., Inc.	38	3,551
Six Flags Entertainment Corp.	140	4,774
Skechers USA, Inc., Class A(a)	374	13,442
SLM Corp.	547	6,777
SolarEdge Technologies, Inc.(a)	22	7,021
Sonoco Products Co.	52	3,081
Southwest Gas Holdings, Inc.	118	7,168
Spire, Inc.	111	7,108
Spirit Realty Capital, Inc.	34	1,366
Sprouts Farmers Market, Inc.(a)	671	13,487
Steel Dynamics, Inc.	170	6,268
Stericycle, Inc.(a)	105	7,280
Sterling Bancorp	106	1,906
Stifel Financial Corp.	264	13,321
STORE Capital Corp.	39	1,325
Strategic Education, Inc.	51	4,862
Sunrun, Inc.(a)	145	10,060
Synaptics, Inc.(a)	165	15,906
Syneos Health, Inc.(a)	136	9,266
SYNNEX Corp.	42	3,420
Synovus Financial Corp.	56	1,813
Taylor Morrison Home Corp.(a)	384	9,850
TCF Financial Corp.	227	8,404
TEGNA, Inc.	915	12,764
Telephone and Data Systems, Inc.	1,413	26,239
Tempur Sealy International, Inc.(a)	223	6,021
Tenet Healthcare Corp.(a)	322	12,857
Teradata Corp.(a)	251	5,640
Terex Corp.	184	6,420
Tetra Tech, Inc.	126	14,588
Texas Capital Bancshares, Inc.(a)	137	8,151
Texas Roadhouse, Inc.	169	13,209
Thor Industries, Inc.	76	7,067
Timken Co.	43	3,326
Toll Brothers, Inc.	223	9,694
Tootsie Roll Industries, Inc.	477	14,167
TopBuild Corp.(a)	36	6,627
Toro Co.	109	10,338
TreeHouse Foods, Inc.(a)	226	9,603
Trex Co., Inc.(a)	77	6,446
TRI Pointe Group, Inc.(a)	587	10,126
Security Description	Shares	Value
Trimble, Inc.(a)	157	$10,483
Trinity Industries, Inc.	253	6,677
TripAdvisor, Inc.(a)	927	26,679
Trustmark Corp.	64	1,748
UGI Corp.	211	7,377
UMB Financial Corp.	38	2,622
Umpqua Holdings Corp.	123	1,862
United Bankshares, Inc.	58	1,879
United States Steel Corp.	361	6,054
United Therapeutics Corp.(a)	129	19,581
Univar Solutions, Inc.(a)	183	3,479
Universal Display Corp.	18	4,136
Urban Edge Properties	93	1,203
Urban Outfitters, Inc.(a)	492	12,595
Valley National Bancorp	183	1,784
Valmont Industries, Inc.	19	3,324
Valvoline, Inc.	141	3,263
ViaSat, Inc.(a)	755	24,651
Vishay Intertechnology, Inc.	190	3,935
Visteon Corp.(a)	59	7,406
Washington Federal, Inc.	311	8,005
Watsco, Inc.	16	3,625
Webster Financial Corp.	191	8,051
Weingarten Realty Investors	59	1,279
Wendy's Co.	599	13,130
Werner Enterprises, Inc.	184	7,216
WEX, Inc.(a)	22	4,478
Williams-Sonoma, Inc.	64	6,518
Wingstop, Inc.	101	13,388
Wintrust Financial Corp.	42	2,566
Woodward, Inc.	35	4,254
World Fuel Services Corp.	322	10,034
World Wrestling Entertainment, Inc., Class A	296	14,223
Worthington Industries, Inc.	65	3,337
WPX Energy, Inc.(a)	711	5,795
WW International, Inc.(a)	227	5,539
Wyndham Destinations, Inc.	100	4,486
Wyndham Hotels & Resorts, Inc.	46	2,734
XPO Logistics, Inc.(a)	60	7,152
Yelp, Inc.(a)	898	29,338
INVESTMENTS IN COMMON STOCK—99.7% (Cost $2,550,025)		3,411,704
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		8,962
NET ASSETS—100.0%		$3,420,666

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.
21

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2020

INDUSTRY BREAKDOWN
AS OF December 31, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Commercial Hardware	4.4%
Healthcare Providers and Facilities	4.4
Branded Pharmaceuticals	3.7
Business Software for Specific Uses	3.5
Production Equipment	3.0
Information and Electrical Components	2.6
Content Providers	2.4
Commercial Insurance	2.4
Operators and Developers	2.4
Real Estate Banking	2.4
Restaurants	2.3
Consumer Insurance	2.3
Rental	2.3
Home Office and Consumer Equipment Manufacture	2.2
Processed Foods	2.2
Specialty Services	2.1
Online Distribution Networks	2.0
Chemicals	2.0
Medical Devices	1.8
Personal Products	1.7
Transportation Services	1.7
Auto Products	1.7
Distribution Services	1.7
Midstream and Gas	1.7
Semiconductor Services and Equipment	1.7
Analog and Mixed Signal Integrated Circuits	1.6
Search and Social Networks	1.6
Medical Research Services and Equipment	1.6
Internet Services	1.6
Management and IT Services	1.6
Mechanical Components	1.6
Non Real Estate Banking	1.6
Telecommunication Networks	1.5
Investment Services	1.5
Transaction Services	1.5
Apparel Retailers	1.5
Hospital Equipment	1.5
Upstream Energy	1.4
Business Software for Specific Industries	1.4
Home Office and Consumer Equipment Retail	1.3
Electric Regulated	1.2
Branded Apparel	1.2
Other Natural Resources	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Food Distributors	1.2%
Household Products	1.2
Metals	1.1
Diversified Drugs and Devices	1.1
Downstream	0.9
Digital Integrated Circuits	0.8
Primary Foods	0.8
Brokers and Dealers	0.8
Midstream	0.8
Accessories and Footwear	0.8
Contract Electronics Services	0.6
Electric Competitive	0.6
Transport Aerospace and Defense Equipment	0.5
Alcohol and Tobacco	0.4
Healthcare Insurance	0.4
Consumer Services	0.4
Industrial Conglomerates	0.2
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.
22

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
COMMON STOCK—99.8%
3D Systems Corp.(a)	2,399	$25,142
8x8, Inc.(a)	1,401	48,292
AAON, Inc.	226	15,058
AAR Corp.	365	13,220
Aaron's Co., Inc.(a)	1,492	28,288
Abercrombie & Fitch Co., Class A	801	16,308
ABM Industries, Inc.	922	34,888
Acadia Realty Trust, REIT	651	9,238
Addus HomeCare Corp.(a)	160	18,734
ADTRAN, Inc.	3,521	52,005
Advanced Energy Industries, Inc.(a)	505	48,970
AdvanSix, Inc.(a)	372	7,436
Aegion Corp.(a)	471	8,944
Aerojet Rocketdyne Holdings, Inc.(a)	325	17,176
AeroVironment, Inc.(a)	355	30,849
Agilysys, Inc.(a)	1,112	42,679
Agree Realty Corp., REIT	145	9,654
Alamo Group, Inc.	176	24,279
Alarm.com Holdings, Inc.(a)	566	58,553
Albany International Corp., Class A	184	13,509
Alexander & Baldwin, Inc.	584	10,033
Allegheny Technologies, Inc.(a)	921	15,445
Allegiance Bancshares, Inc.	102	3,481
Allegiant Travel Co.	380	71,911
Allscripts Healthcare Solutions, Inc.(a)	3,073	44,374
Ambac Financial Group, Inc.(a)	2,214	34,051
AMC Networks, Inc., Class A(a)	1,025	36,664
American Assets Trust, Inc., REIT	349	10,079
American Axle & Manufacturing Holdings, Inc.(a)	6,283	52,400
American Equity Investment Life Holding Co.	1,825	50,479
American Public Education, Inc.(a)	1,528	46,573
American States Water Co.	1,285	102,170
American Vanguard Corp.	405	6,286
American Woodmark Corp.(a)	177	16,611
America's Car-Mart, Inc.(a)	291	31,963
Ameris Bancorp	94	3,579
AMERISAFE, Inc.	694	39,856
AMN Healthcare Services, Inc.(a)	123	8,395
Amphastar Pharmaceuticals, Inc.(a)	3,532	71,029
Andersons, Inc.	1,228	30,098
AngioDynamics, Inc.(a)	853	13,076
ANI Pharmaceuticals, Inc.(a)	2,208	64,120
Anika Therapeutics, Inc.(a)	590	26,703
Apogee Enterprises, Inc.	573	18,153
Apollo Commercial Real Estate Finance, Inc., REIT	305	3,407
Applied Industrial Technologies, Inc.	162	12,634
Applied Optoelectronics, Inc.(a)	4,259	36,244
ArcBest Corp.	415	17,708
Archrock, Inc.	956	8,279
Security Description	Shares	Value
Arconic Corp.(a)	506	$15,079
Arcosa, Inc.	258	14,172
Arlo Technologies, Inc.(a)	2,131	16,600
Armada Hoffler Properties, Inc., REIT	943	10,580
ARMOUR Residential REIT, Inc.	1,500	16,185
Asbury Automotive Group, Inc.(a)	231	33,666
Assured Guaranty Ltd.	1,256	39,551
Astec Industries, Inc.	389	22,515
Atlas Air Worldwide Holdings, Inc.(a)	268	14,617
ATN International, Inc.	853	35,621
Avista Corp.	2,542	102,036
Axcelis Technologies, Inc.(a)	387	11,269
Axos Financial, Inc.(a)	247	9,270
AZZ, Inc.	323	15,323
B&G Foods, Inc.	966	26,787
Badger Meter, Inc.	190	17,871
Balchem Corp.	98	11,292
Banc of California, Inc.	239	3,516
BancFirst Corp.	60	3,522
BankUnited, Inc.	108	3,756
Banner Corp.	80	3,727
Barnes & Noble Education, Inc.(a)	8,979	41,752
Barnes Group, Inc.	201	10,189
Bed Bath & Beyond, Inc.	1,383	24,562
Bel Fuse, Inc., Class B	3,553	53,402
Benchmark Electronics, Inc.	1,155	31,197
Berkshire Hills Bancorp, Inc.	187	3,201
Big Lots, Inc.	585	25,114
BioTelemetry, Inc.(a)	333	24,003
BJ's Restaurants, Inc.	567	21,824
Bloomin' Brands, Inc.	1,042	20,236
Blucora, Inc.(a)	4,289	68,238
Boise Cascade Co.	724	34,607
Bonanza Creek Energy, Inc.(a)	581	11,231
Boot Barn Holdings, Inc.(a)	495	21,463
Boston Private Financial Holdings, Inc.	1,135	9,591
Bottomline Technologies DE, Inc.(a)	894	47,150
Brady Corp., Class A	353	18,645
Brandywine Realty Trust, REIT	1,283	15,281
Brightsphere Investment Group, Inc.	2,943	56,741
Brinker International, Inc.	349	19,743
Bristow Group, Inc.(a)	302	7,949
Brookline Bancorp, Inc.	293	3,528
Brooks Automation, Inc.	155	10,517
Buckle, Inc.	1,021	29,813
Cadence BanCorp	1,914	31,428
CalAmp Corp.(a)	4,813	47,745
Calavo Growers, Inc.	379	26,314
Caleres, Inc.	1,561	24,430
California Water Service Group	1,896	102,441
Callaway Golf Co.	1,743	41,849
Callon Petroleum Co.(a)	926	12,186

See accompanying notes to financial statements.
23

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
Cal-Maine Foods, Inc.(a)	754	$28,305
Capitol Federal Financial, Inc.	716	8,950
Capri Holdings Ltd.(a)	869	36,498
Capstead Mortgage Corp., REIT	2,798	16,256
Cardiovascular Systems, Inc.(a)	339	14,835
Cardtronics PLC, Class A(a)	1,829	64,564
CareTrust REIT, Inc.	2,990	66,318
Carpenter Technology Corp.	542	15,783
Cato Corp., Class A	1,990	19,084
Cavco Industries, Inc.(a)	186	32,634
Centerspace, REIT	138	9,748
Central Garden & Pet Co.(a)	373	14,402
Central Garden & Pet Co., Class A(a)	403	14,641
Central Pacific Financial Corp.	497	9,448
Century Aluminum Co.(a)	1,312	14,471
Century Communities, Inc.(a)	769	33,667
CEVA, Inc.(a)	1,693	77,031
Chart Industries, Inc.(a)	145	17,080
Chatham Lodging Trust, REIT	1,690	18,252
Cheesecake Factory, Inc.	499	18,493
Chefs' Warehouse, Inc.(a)	2,119	54,437
Chesapeake Utilities Corp.	939	101,609
Chico's FAS, Inc.	11,164	17,751
Children's Place, Inc.	381	19,088
Chuy's Holdings, Inc.(a)	738	19,550
Cincinnati Bell, Inc.(a)	2,602	39,759
CIRCOR International, Inc.(a)	452	17,375
City Holding Co.	124	8,624
Clearwater Paper Corp.(a)	2,681	101,208
Cleveland-Cliffs, Inc.	1,120	16,307
Coca-Cola Consolidated, Inc.	109	29,023
Cogent Communications Holdings, Inc.	1,697	101,599
Coherus Biosciences, Inc.(a)	3,712	64,515
Cohu, Inc.	593	22,641
Columbia Banking System, Inc.	104	3,734
Comfort Systems USA, Inc.	730	38,442
Community Bank System, Inc.	438	27,292
Community Health Systems, Inc.(a)	4,635	34,438
Community Healthcare Trust, Inc., REIT	1,401	66,001
Computer Programs and Systems, Inc.	1,218	32,691
Comtech Telecommunications Corp.	2,357	48,766
CONMED Corp.	476	53,312
Conn's, Inc.(a)	2,401	28,068
CONSOL Energy, Inc.(a)	2,342	16,886
Consolidated Communications Holdings, Inc.(a)	18,529	90,607
Cooper Tire & Rubber Co.	513	20,776
Cooper-Standard Holdings, Inc.(a)	565	19,589
Corcept Therapeutics, Inc.(a)	868	22,707
Core Laboratories N.V.	301	7,980
CoreCivic, Inc., REIT	3,290	21,549
Core-Mark Holding Co., Inc.	1,608	47,227
Security Description	Shares	Value
CorVel Corp.(a)	464	$49,184
Covetrus, Inc.(a)	3,741	107,516
Crocs, Inc.(a)	531	33,272
Cross Country Healthcare, Inc.(a)	898	7,965
CryoLife, Inc.(a)	568	13,410
CSG Systems International, Inc.	766	34,524
CTS Corp.	754	25,885
Cubic Corp.	474	29,407
Customers Bancorp, Inc.(a)	191	3,472
Cutera, Inc.(a)	2,303	55,525
CVB Financial Corp.	177	3,452
Cytokinetics, Inc.(a)	3,248	67,493
Daktronics, Inc.	8,100	37,908
Dave & Buster's Entertainment, Inc.	990	29,720
Deluxe Corp.	1,361	39,741
Designer Brands, Inc., Class A	2,768	21,175
DiamondRock Hospitality Co., REIT	2,411	19,891
Diebold Nixdorf, Inc.(a)	9,126	97,283
Digi International, Inc.(a)	2,644	49,972
Dime Community Bancshares, Inc.	219	3,454
Dine Brands Global, Inc.	280	16,240
Diodes, Inc.(a)	978	68,949
Diversified Healthcare Trust, REIT	15,753	64,902
DMC Global, Inc.	212	9,169
Donnelley Financial Solutions, Inc.(a)	2,893	49,094
Dorian LPG Ltd.(a)	6,157	75,054
Dorman Products, Inc.(a)	203	17,624
Dril-Quip, Inc.(a)	269	7,968
DSP Group, Inc.(a)	4,089	67,837
DXP Enterprises, Inc.(a)	547	12,160
Eagle Bancorp, Inc.	87	3,593
Eagle Pharmaceuticals, Inc.(a)	485	22,586
Easterly Government Properties, Inc., REIT	475	10,759
Ebix, Inc.	1,215	46,134
Echo Global Logistics, Inc.(a)	505	13,544
eHealth, Inc.(a)	1,398	98,713
El Pollo Loco Holdings, Inc.(a)	2,783	50,372
Employers Holdings, Inc.	1,222	39,336
Enanta Pharmaceuticals, Inc.(a)	532	22,397
Encore Capital Group, Inc.(a)	725	28,239
Encore Wire Corp.	587	35,555
Endo International PLC(a)	12,447	89,369
Enerpac Tool Group Corp.	576	13,023
Enova International, Inc.(a)	1,256	31,111
EnPro Industries, Inc.	136	10,271
Ensign Group, Inc.	231	16,845
ePlus, Inc.(a)	395	34,740
ESCO Technologies, Inc.	163	16,825
Essential Properties Realty Trust, Inc., REIT	503	10,664
Ethan Allen Interiors, Inc.	1,051	21,241
EVERTEC, Inc.	819	32,203
EW Scripps Co., Class A	2,361	36,100

See accompanying notes to financial statements.
24

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
ExlService Holdings, Inc.(a)	474	$40,352
Exponent, Inc.	130	11,704
Exterran Corp.(a)	1,974	8,725
Extreme Networks, Inc.(a)	6,294	43,366
EZCORP, Inc., Class A(a)	5,552	26,594
Fabrinet(a)	428	33,209
FARO Technologies, Inc.(a)	624	44,073
FB Financial Corp.	490	17,018
Federal Signal Corp.	903	29,953
Ferro Corp.(a)	525	7,681
Fiesta Restaurant Group, Inc.(a)	3,993	45,520
First BanCorp	395	3,642
First Bancorp/Southern Pines NC	106	3,586
First Commonwealth Financial Corp.	333	3,643
First Financial Bancorp	198	3,471
First Hawaiian, Inc.	383	9,031
First Midwest Bancorp, Inc.	1,887	30,041
Flagstar Bancorp, Inc.	241	9,823
FormFactor, Inc.(a)	526	22,629
Forrester Research, Inc.(a)	378	15,838
Forward Air Corp.	200	15,368
Fossil Group, Inc.(a)	1,864	16,161
Foundation Building Materials, Inc.(a)	646	12,410
Four Corners Property Trust, Inc., REIT	325	9,675
Franklin Electric Co., Inc.	234	16,195
Franklin Street Properties Corp., REIT	3,121	13,639
Fresh Del Monte Produce, Inc.	1,092	26,284
Fulgent Genetics, Inc.(a)	397	20,684
FutureFuel Corp.	3,081	39,129
GameStop Corp., Class A(a)	2,482	46,761
Gannett Co., Inc.(a)	11,802	39,655
GCP Applied Technologies, Inc.(a)	281	6,646
Genesco, Inc.(a)	665	20,010
Gentherm, Inc.(a)	391	25,501
GEO Group, Inc., REIT	2,626	23,266
Getty Realty Corp., REIT	328	9,033
Gibraltar Industries, Inc.(a)	146	10,503
G-III Apparel Group Ltd.(a)	1,091	25,900
Glatfelter Corp.	781	12,793
Glaukos Corp.(a)	978	73,604
Global Net Lease, Inc., REIT	870	14,912
Glu Mobile, Inc.(a)	3,610	32,526
GMS, Inc.(a)	441	13,442
Granite Construction, Inc.	1,377	36,780
Granite Point Mortgage Trust, Inc., REIT	1,654	16,523
Great Western Bancorp, Inc.	468	9,781
Green Dot Corp., Class A(a)	590	32,922
Green Plains, Inc.(a)	2,046	26,946
Greenbrier Companies, Inc.	680	24,738
Greenhill & Co., Inc.	796	9,663
Griffon Corp.	2,039	41,555
Group 1 Automotive, Inc.	269	35,277
Security Description	Shares	Value
Guess?, Inc.	852	$19,272
Hanger, Inc.(a)	1,717	37,757
Hanmi Financial Corp.	315	3,572
Harmonic, Inc.(a)	7,068	52,233
Harsco Corp.(a)	567	10,195
Haverty Furniture Companies, Inc.	2,535	70,143
Hawaiian Holdings, Inc.	3,433	60,764
Hawkins, Inc.	321	16,792
Haynes International, Inc.	616	14,685
HB Fuller Co.	144	7,471
HCI Group, Inc.	972	50,836
HealthStream, Inc.(a)	2,175	47,502
Heartland Express, Inc.	990	17,919
Heidrick & Struggles International, Inc.	297	8,726
Helix Energy Solutions Group, Inc.(a)	2,088	8,770
Helmerich & Payne, Inc.	345	7,990
Heritage Financial Corp.	145	3,392
Hersha Hospitality Trust, REIT	2,354	18,573
Heska Corp.(a)	139	20,245
Hibbett Sports, Inc.(a)	573	26,461
Hillenbrand, Inc.	618	24,596
HMS Holdings Corp.(a)	1,038	38,146
HomeStreet, Inc.	494	16,672
Hope Bancorp, Inc.	328	3,578
Horace Mann Educators Corp.	1,160	48,766
Hub Group, Inc., Class A(a)	256	14,592
Ichor Holdings Ltd.(a)	345	10,400
Independence Realty Trust, Inc., REIT	769	10,328
Independent Bank Corp.	45	3,287
Independent Bank Group, Inc.	468	29,259
Industrial Logistics Properties Trust, REIT	445	10,364
Innospec, Inc.	78	7,077
Innovative Industrial Properties, Inc., REIT	62	11,354
Innoviva, Inc.(a)	2,143	26,552
Inogen, Inc.(a)	1,716	76,671
Insight Enterprises, Inc.(a)	173	13,164
Installed Building Products, Inc.(a)	174	17,736
Insteel Industries, Inc.	1,402	31,223
Integer Holdings Corp.(a)	158	12,828
Inter Parfums, Inc.	1,767	106,886
Interface, Inc.	1,123	11,791
Invacare Corp.	7,300	65,335
Invesco Mortgage Capital, Inc., REIT	2,684	9,072
Iridium Communications, Inc.(a)	1,195	46,993
iRobot Corp.(a)	265	21,277
iStar, Inc., REIT	1,002	14,880
Itron, Inc.(a)	201	19,276
J & J Snack Foods Corp.	185	28,743
James River Group Holdings Ltd.	848	41,679
John B Sanfilippo & Son, Inc.	368	29,020
John Bean Technologies Corp.	197	22,432
Kaiser Aluminum Corp.	103	10,187

See accompanying notes to financial statements.
25

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
Kaman Corp.	221	$12,626
Kelly Services, Inc., Class A	374	7,693
Kite Realty Group Trust, REIT	625	9,350
KKR Real Estate Finance Trust, Inc., REIT	192	3,441
Knowles Corp.(a)	2,851	52,544
Kontoor Brands, Inc.(a)	565	22,916
Koppers Holdings, Inc.(a)	623	19,413
Korn Ferry	201	8,744
Kraton Corp.(a)	592	16,452
Kulicke & Soffa Industries, Inc.	327	10,402
Lannett Co., Inc.(a)	10,106	65,891
Lantheus Holdings, Inc.(a)	1,354	18,265
Laredo Petroleum, Inc.(a)	620	12,214
La-Z-Boy, Inc.	510	20,318
LCI Industries	153	19,841
LeMaitre Vascular, Inc.	359	14,539
Lexington Realty Trust, REIT	1,380	14,656
LGI Homes, Inc.(a)	308	32,602
Lindsay Corp.	200	25,692
Liquidity Services, Inc.(a)	6,769	107,695
Livent Corp.(a)	402	7,574
LivePerson, Inc.(a)	754	46,921
LTC Properties, Inc., REIT	426	16,576
Lumber Liquidators Holdings, Inc.(a)	2,157	66,306
Luminex Corp.	813	18,797
Lydall, Inc.(a)	826	24,805
M/I Homes, Inc.(a)	759	33,616
Mack-Cali Realty Corp., REIT	1,119	13,943
Macy's, Inc.	2,983	33,559
Magellan Health, Inc.(a)	497	41,171
ManTech International Corp., Class A	406	36,110
Marcus & Millichap, Inc.(a)	1,219	45,383
Marcus Corp.	2,615	35,250
MarineMax, Inc.(a)	1,074	37,622
Marten Transport Ltd.	1,052	18,126
Matador Resources Co.(a)	1,014	12,229
Materion Corp.	264	16,822
Matrix Service Co.(a)	913	10,061
Matson, Inc.	321	18,287
Matthews International Corp., Class A	716	21,050
MaxLinear, Inc.(a)	2,165	82,681
MDC Holdings, Inc.	688	33,437
Medifast, Inc.	267	52,423
MEDNAX, Inc.(a)	1,736	42,601
Mercer International, Inc.	1,317	13,499
Meredith Corp.	1,691	32,467
Meridian Bioscience, Inc.(a)	1,010	18,877
Merit Medical Systems, Inc.(a)	224	12,434
Meritage Homes Corp.(a)	384	31,803
Meritor, Inc.(a)	515	14,374
Mesa Laboratories, Inc.	71	20,351
Meta Financial Group, Inc.	1,675	61,238
Security Description	Shares	Value
Methode Electronics, Inc.	663	$25,380
MGP Ingredients, Inc.	1,445	68,002
Michaels Companies, Inc.(a)	2,089	27,178
MicroStrategy, Inc., Class A(a)	153	59,448
Monarch Casino & Resort, Inc.(a)	472	28,896
Monro, Inc.	689	36,724
Moog, Inc., Class A	170	13,481
Motorcar Parts of America, Inc.(a)	2,066	40,535
Movado Group, Inc.	1,456	24,199
Mr Cooper Group, Inc.(a)	603	18,711
MTS Systems Corp.	294	17,099
Mueller Industries, Inc.	494	17,344
Myers Industries, Inc.	525	10,909
MYR Group, Inc.(a)	149	8,955
Myriad Genetics, Inc.(a)	1,258	24,877
Nabors Industries Ltd.	117	6,813
National Bank Holdings Corp., Class A	860	28,174
National Beverage Corp.	334	28,357
National Presto Industries, Inc.	330	29,182
National Storage Affiliates Trust, REIT	429	15,457
Natus Medical, Inc.(a)	954	19,118
NBT Bancorp, Inc.	273	8,763
Neenah, Inc.	241	13,332
NeoGenomics, Inc.(a)	327	17,606
NETGEAR, Inc.(a)	1,090	44,287
New York Mortgage Trust, Inc., REIT	2,349	8,668
NexPoint Residential Trust, Inc., REIT	237	10,027
NextGen Healthcare, Inc.(a)	2,508	45,746
NIC, Inc.	1,806	46,649
NMI Holdings, Inc., Class A(a)	1,687	38,211
Northfield Bancorp, Inc.	297	3,662
Northwest Bancshares, Inc.	709	9,033
Northwest Natural Holding Co.	2,032	93,452
NOW, Inc.(a)	1,962	14,087
Oceaneering International, Inc.(a)	1,065	8,467
ODP Corp.	996	29,183
Office Properties Income Trust, REIT	625	14,200
OFG Bancorp	1,630	30,220
Oil States International, Inc.(a)	1,662	8,343
Old National Bancorp	211	3,494
Olympic Steel, Inc.	1,006	13,410
Omnicell, Inc.(a)	383	45,968
OneSpan, Inc.(a)	4,846	100,215
Onto Innovation, Inc.(a)	468	22,253
OraSure Technologies, Inc.(a)	1,544	16,343
Orthofix Medical, Inc.(a)	1,746	75,043
OSI Systems, Inc.(a)	184	17,152
Owens & Minor, Inc.	453	12,254
Oxford Industries, Inc.	301	19,719
Pacific Premier Bancorp, Inc.	118	3,697
Pacira BioSciences, Inc.(a)	378	22,620
Palomar Holdings, Inc.(a)	682	60,589

See accompanying notes to financial statements.
26

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
Par Pacific Holdings, Inc.(a)	2,845	$39,773
Park Aerospace Corp.	481	6,450
Park National Corp.	32	3,360
Patrick Industries, Inc.	287	19,616
Patterson-UTI Energy, Inc.	1,572	8,269
PBF Energy, Inc., Class A	4,535	32,198
PC Connection, Inc.	275	13,005
PDC Energy, Inc.(a)	690	14,166
PDF Solutions, Inc.(a)	1,344	29,030
Penn Virginia Corp.(a)	1,320	13,398
Pennant Group, Inc.(a)	294	17,070
PennyMac Mortgage Investment Trust, REIT	956	16,816
Perdoceo Education Corp.(a)	3,920	49,510
Perficient, Inc.(a)	708	33,736
PetMed Express, Inc.	3,317	106,343
PGT Innovations, Inc.(a)	842	17,126
Phibro Animal Health Corp., Class A	3,606	70,029
Photronics, Inc.(a)	982	10,959
Piper Sandler Companies	105	10,594
Pitney Bowes, Inc.	4,118	25,367
Plantronics, Inc.	1,548	41,842
Plexus Corp.(a)	1,288	100,734
Powell Industries, Inc.	502	14,804
Power Integrations, Inc.	910	74,493
PRA Group, Inc.(a)	655	25,977
Preferred Bank	77	3,886
PriceSmart, Inc.	566	51,557
ProAssurance Corp.	2,207	39,263
Progress Software Corp.	1,052	47,540
ProPetro Holding Corp.(a)	1,172	8,661
Proto Labs, Inc.(a)	252	38,657
Providence Service Corp.(a)	171	23,706
Provident Financial Services, Inc.	201	3,610
QEP Resources, Inc.	5,565	13,300
Quaker Chemical Corp.	63	15,964
Quanex Building Products Corp.	742	16,450
QuinStreet, Inc.(a)	788	16,895
R1 RCM, Inc.(a)	507	12,178
RadNet, Inc.(a)	1,323	25,891
Rambus, Inc.(a)	3,748	65,440
Range Resources Corp.	1,868	12,516
Raven Industries, Inc.	220	7,280
Rayonier Advanced Materials, Inc.(a)	1,661	10,830
RE/MAX Holdings, Inc., Class A	1,331	48,355
Ready Capital Corp., REIT	300	3,735
Realogy Holdings Corp.(a)	3,289	43,152
Red Robin Gourmet Burgers, Inc.(a)	948	18,230
Redwood Trust, Inc., REIT	1,001	8,789
REGENXBIO, Inc.(a)	1,652	74,935
Regis Corp.(a)	2,803	25,760
Renasant Corp.	263	8,858
Renewable Energy Group, Inc.(a)	600	42,492
Security Description	Shares	Value
Rent-A-Center, Inc.	775	$29,675
Resideo Technologies, Inc.(a)	934	19,857
Resources Connection, Inc.	851	10,697
Retail Opportunity Investments Corp., REIT	700	9,373
Retail Properties of America, Inc., REIT, Class A	1,066	9,125
REX American Resources Corp.(a)	323	23,731
Rogers Corp.(a)	51	7,920
RPC, Inc.(a)	2,275	7,166
RPT Realty, REIT	1,146	9,913
Ruth's Hospitality Group, Inc.	1,140	20,212
S&T Bancorp, Inc.	145	3,602
Safehold, Inc., REIT	147	10,656
Safety Insurance Group, Inc.	640	49,856
Saia, Inc.(a)	80	14,464
Sally Beauty Holdings, Inc.(a)	2,263	29,510
Sanmina Corp.(a)	3,084	98,349
Saul Centers, Inc., REIT	284	8,997
ScanSource, Inc.(a)	459	12,108
Scholastic Corp.	1,277	31,925
Schweitzer-Mauduit International, Inc.	343	13,792
Seacoast Banking Corp. of Florida(a)	124	3,652
SEACOR Holdings, Inc.(a)	1,779	73,740
Select Medical Holdings Corp.(a)	1,560	43,150
Seneca Foods Corp., Class A(a)	700	27,930
ServisFirst Bancshares, Inc.	88	3,546
Shake Shack, Inc., Class A(a)	573	48,579
Shenandoah Telecommunications Co.	886	38,319
Shoe Carnival, Inc.	548	21,471
Shutterstock, Inc.	1,468	105,256
Signet Jewelers Ltd.	1,253	34,169
Simmons First National Corp., Class A	165	3,562
Simply Good Foods Co.(a)	1,146	35,939
Simulations Plus, Inc.	743	53,437
SITE Centers Corp., REIT	919	9,300
SkyWest, Inc.	1,536	61,916
Sleep Number Corp.(a)	242	19,810
SM Energy Co.	2,027	12,405
SMART Global Holdings, Inc.(a)	1,927	72,513
Sonic Automotive, Inc., Class A	797	30,740
South Jersey Industries, Inc.	4,318	93,053
Southside Bancshares, Inc.	111	3,444
Southwestern Energy Co.(a)	4,148	12,361
SpartanNash Co.	2,812	48,957
Spectrum Pharmaceuticals, Inc.(a)	4,666	15,911
Spok Holdings, Inc.	3,959	44,064
SPS Commerce, Inc.(a)	457	49,626
SPX Corp.(a)	606	33,051
SPX FLOW, Inc.(a)	284	16,461
St Joe Co.	278	11,801
Stamps.com, Inc.(a)	62	12,164
Standard Motor Products, Inc.	965	39,044

See accompanying notes to financial statements.
27

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2020

Security Description	Shares	Value
Standex International Corp.	505	$39,148
Stepan Co.	92	10,977
Steven Madden Ltd.	1,009	35,638
Stewart Information Services Corp.	1,368	66,156
StoneX Group, Inc.(a)	1,047	60,621
Sturm Ruger & Co., Inc.	628	40,864
Summit Hotel Properties, Inc., REIT	2,147	19,344
SunCoke Energy, Inc.	3,039	13,220
Supernus Pharmaceuticals, Inc.(a)	1,014	25,512
Surmodics, Inc.(a)	324	14,100
Sykes Enterprises, Inc.(a)	210	7,911
Tabula Rasa HealthCare, Inc.(a)	1,173	50,251
Tactile Systems Technology, Inc.(a)	1,726	77,566
Talos Energy, Inc.(a)	1,465	12,072
Tanger Factory Outlet Centers, Inc., REIT	857	8,536
Team, Inc.(a)	992	10,813
TechTarget, Inc.(a)	276	16,314
Tennant Co.	340	23,858
Third Point Reinsurance Ltd.(a)	4,130	39,318
TimkenSteel Corp.(a)	2,771	12,941
Titan International, Inc.	1,891	9,190
Tivity Health, Inc.(a)	908	17,788
Tompkins Financial Corp.	52	3,671
Tredegar Corp.	354	5,912
Trinseo S.A.	172	8,808
Triumph Bancorp, Inc.(a)	589	28,596
Triumph Group, Inc.	703	8,830
TrueBlue, Inc.(a)	406	7,588
Trupanion, Inc.(a)	480	57,461
TrustCo Bank Corp. NY	1,391	9,278
TTEC Holdings, Inc.	112	8,168
TTM Technologies, Inc.(a)	3,741	51,607
Tupperware Brands Corp.(a)	1,212	39,257
UFP Industries, Inc.	610	33,885
Ultra Clean Holdings, Inc.(a)	321	9,999
Unifi, Inc.(a)	435	7,717
UniFirst Corp.	189	40,009
Unisys Corp.(a)	1,895	37,294
United Community Banks, Inc.	128	3,640
United Fire Group, Inc.	1,650	41,415
United Insurance Holdings Corp.	10,727	61,358
United Natural Foods, Inc.(a)	3,181	50,801
Uniti Group, Inc., REIT	924	10,839
Universal Corp.	1,334	64,846
Universal Electronics, Inc.(a)	757	39,712
Universal Health Realty Income Trust, REIT	147	9,448
Universal Insurance Holdings, Inc.	3,433	51,873
Urstadt Biddle Properties, Inc., REIT, Class A	654	9,241
Security Description	Shares	Value
US Concrete, Inc.(a)	926	$37,012
US Ecology, Inc.	1,027	37,311
US Physical Therapy, Inc.	221	26,575
US Silica Holdings, Inc.	1,325	9,301
USANA Health Sciences, Inc.(a)	377	29,067
Vanda Pharmaceuticals, Inc.(a)	1,724	22,653
Varex Imaging Corp.(a)	1,227	20,466
Vector Group Ltd.	5,298	61,722
Veeco Instruments, Inc.(a)	630	10,937
Vera Bradley, Inc.(a)	4,560	36,298
Veritex Holdings, Inc.	147	3,772
Veritiv Corp.(a)	658	13,680
Viad Corp.	510	18,447
Viavi Solutions, Inc.(a)	1,648	24,679
Vicor Corp.(a)	792	73,038
Virtus Investment Partners, Inc.	269	58,373
Virtusa Corp.(a)	657	33,592
Vista Outdoor, Inc.(a)	2,038	48,423
Vonage Holdings Corp.(a)	7,397	95,236
Wabash National Corp.	1,311	22,589
Waddell & Reed Financial, Inc., Class A	2,243	57,129
Walker & Dunlop, Inc.	193	17,760
Warrior Met Coal, Inc.	783	16,694
Washington Real Estate Investment Trust, REIT	637	13,778
Watts Water Technologies, Inc., Class A	139	16,916
WD-40 Co.	28	7,439
Westamerica BanCorp	528	29,193
Whitestone REIT	1,173	9,349
Winnebago Industries, Inc.	844	50,589
WisdomTree Investments, Inc.	11,480	61,418
Wolverine World Wide, Inc.	1,079	33,719
World Acceptance Corp.(a)	247	25,248
Xencor, Inc.(a)	1,525	66,536
Xenia Hotels & Resorts, Inc., REIT	1,312	19,942
Xperi Holding Corp.	565	11,808
YETI Holdings, Inc.(a)	580	39,713
Zumiez, Inc.(a)	894	32,881
Zynex, Inc.(a)	5,068	68,215
INVESTMENTS IN COMMON STOCK—99.8% (Cost $13,317,365)		17,193,870
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		32,236
NET ASSETS—100.0%		$17,226,106

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.
28

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2020

INDUSTRY BREAKDOWN
AS OF December 31, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Branded Pharmaceuticals	4.9%
Healthcare Providers and Facilities	3.5
Commercial Hardware	3.4
Business Software for Specific Uses	2.9
Midstream and Gas	2.9
Medical Devices	2.5
Non Real Estate Banking	2.5
Consumer Insurance	2.5
Content Providers	2.5
Home Office and Consumer Equipment Manufacture	2.4
Operators and Developers	2.4
Real Estate Banking	2.4
Management and IT Services	2.4
Transaction Services	2.4
Transportation Services	2.3
Telecommunication Networks	2.3
Rental	2.2
Home Office and Consumer Equipment Retail	2.2
Hospital Equipment	2.2
Auto Products	2.2
Business Software for Specific Industries	2.2
Commercial Insurance	2.0
Investment Services	2.0
Information and Electrical Components	2.0
Production Equipment	1.8
Food Distributors	1.8
Mechanical Components	1.8
Distribution Services	1.7
Analog and Mixed Signal Integrated Circuits	1.7
Restaurants	1.7
Upstream Energy	1.7
Digital Integrated Circuits	1.6
Specialty Services	1.6
Semiconductor Services and Equipment	1.6
Chemicals	1.4
Apparel Retailers	1.4
Online Distribution Networks	1.2
Processed Foods	1.2
Other Natural Resources	1.2
Branded Apparel	1.2
Contract Electronics Services	1.2
Alcohol and Tobacco	1.1
Primary Foods	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Metals	1.0%
Accessories and Footwear	1.0
Transport Aerospace and Defense Equipment	1.0
Midstream	0.9
Industrial Conglomerates	0.7
Healthcare Products Distribution	0.7
Downstream	0.7
Personal Products	0.6
Drugstores	0.6
Electric Regulated	0.6
Consumer Paper Products	0.6
Search and Social Networks	0.6
Internet Services	0.6
Brokers and Dealers	0.4
End User Hardware	0.2
Vitamins and Nutritional Supplements	0.2
Consumer Services	0.1
Medical Research Services and Equipment	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.
29

Syntax ETF Trust
Statements of Assets and Liabilities
December 31, 2020

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
ASSETS
Investments in securities of unaffiliated issuers	$41,890,187	$3,411,704	$17,193,870
Cash	64,400	7,328	26,964
Dividends receivable	44,950	2,476	9,600
Total Assets	41,999,537	3,421,508	17,230,434
LIABILITIES
Accrued Management fee	10,468	842	4,311
Accrued Other fees	4	—	17
Total Liabilities	10,472	842	4,328
NET ASSETS	$41,989,065	$3,420,666	$17,226,106
NET ASSETS CONSISTS OF:
Paid in Capital	35,173,885	2,554,449	12,662,933
Distributable earnings	6,815,180	866,217	4,563,173
NET ASSETS	$41,989,065	$3,420,666	$17,226,106
NET ASSET VALUE PER SHARE	$55.99	$34.21	$43.07
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	750,000	100,000	400,000
COST OF INVESTMENTS	$33,789,937	$2,550,025	$13,317,365
See accompanying notes to financial statements.
30

Syntax ETF Trust
Statements of Operations

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Year Ended 12/31/20	For the Period 1/16/20(a) to 12/31/20	For the Period 5/28/20(b) to 12/31/20
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $0, $5 and $55, respectively)	$671,585	$36,777	$103,808
Total Investment Income	671,585	36,777	103,808
EXPENSES
Management fee	141,733	11,793	37,656
Other fees	1,376	100	356
Total Expenses	143,109	11,893	38,012
Expense Waiver/Reimbursement	(47,244)	(3,931)	(12,552)
Net Expenses	95,865	7,962	25,460
NET INVESTMENT INCOME (LOSS)	575,720	28,815	78,348
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	(1,199,985)	9,085	815,196
Net realized gain (loss) from in-kind redemptions of investments	9,352,080	—	1,881,789
Net realized gain (loss)	8,152,095	9,085	2,696,985
Net change in unrealized appreciation/depreciation on Investments	(2,055,792)	412,868	2,574,574
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,096,303	421,953	5,271,559
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,672,023	$450,768	$5,349,907

(a)	Fund commenced operations on January 16, 2020.
(b)	Fund commenced operations on May 28, 2020.
See accompanying notes to financial statements.
31

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified LargeCap ETF		Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Year Ended 12/31/20	For the Period 1/2/19(a) to 12/31/19	For the Period 1/16/20(b) to 12/31/20	For the Period 5/28/20(c) to 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$575,720	$942,339	$28,815	$78,348
Net realized gain (loss)	8,152,095	(428,382)	9,085	2,696,985
Net change in unrealized appreciation/depreciation	(2,055,792)	12,145,204	412,868	2,574,574
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,672,023	12,659,161	450,768	5,349,907
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(684,065)	(964,675)	(30,102)	(149,507)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	16,583,551	56,595,018	3,000,000	16,028,533
Cost of Shares Redeemed	(42,731,376)	(6,240,572)	—	(4,002,827)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(26,147,825)	50,354,446	3,000,000	12,025,706
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(20,159,867)	62,048,932	3,420,666	17,226,106
NET ASSETS AT BEGINNING OF PERIOD	62,148,932	100,000	—	—
NET ASSETS AT END OF PERIOD	$41,989,065	$62,148,932	$3,420,666	$17,226,106
SHARE TRANSACTIONS:
Shares sold	375,000	1,372,500	100,000	525,000
Shares redeemed	(850,000)	(150,000)	—	(125,000)
NET INCREASE (DECREASE)	(475,000)	1,222,500	100,000	400,000

(a)	Fund commenced operations on January 2, 2019.
(b)	Fund commenced operations on January 16, 2020.
(c)	Fund commenced operations on May 28, 2020.
See accompanying notes to financial statements.
32

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified LargeCap ETF
	Year Ended 12/31/20	For the Period 1/2/19(a) to 12/31/19
Net asset value, beginning of period	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.88	0.84
Net realized and unrealized gain (loss)	5.29	10.68
Total from investment operations	6.17	11.52
Less Distributions from:
Net investment income	(0.82)	(0.79)
Net realized gains	(0.09)	—
Net asset value, end of period	$55.99	$50.73
Total return(c)	12.18%	28.81%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$41,989	$62,149
Ratios to average net assets:
Total expenses	0.45%	0.80%(e)
Net expenses(f)	0.30%	0.30%(e)
Net investment income (loss)(f)	1.83%	1.80%(e)
Portfolio turnover rate(g)	36%	34%(d)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.
33

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

Syntax Stratified MidCap ETF
For the Period 1/16/20(a) to 12/31/20
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.29
Net realized and unrealized gain (loss)	4.22
Total from investment operations	4.51
Less Distributions from:
Net investment income	(0.30)
Net asset value, end of period	$34.21
Total return(c)	15.04%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$3,421
Ratios to average net assets:
Total expenses	0.45%(e)
Net expenses(f)	0.30%(e)
Net investment income (loss)(f)	1.10%(e)
Portfolio turnover rate(g)	52%(d)

(a)	Fund commenced operations on January 16, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.
34

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

Syntax Stratified SmallCap ETF
For the Period 5/28/20(a) to 12/31/20
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.20
Net realized and unrealized gain (loss)	13.24
Total from investment operations	13.44
Less Distributions from:
Net investment income	(0.19)
Net realized gains	(0.18)
Net asset value, end of period	$43.07
Total return(c)	44.82%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$17,226
Ratios to average net assets:
Total expenses	0.45%(e)
Net expenses(f)	0.30%(e)
Net investment income (loss)(f)	0.93%(e)
Portfolio turnover rate(g)	40%(d)

(a)	Fund commenced operations on May 28, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.
35

Syntax ETF Trust
Notes to Financial Statements
December 31, 2020

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, and Syntax Stratified SmallCap ETF (each a “Fund”, and collectively, the "Funds"), are each a series of the Trust.
Each Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Funds have no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Funds’ investment adviser.
Investment Objectives:
The Funds seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Syntax Stratified LargeCap ETF	Syntax Stratified LargeCap Index
Syntax Stratified MidCap ETF	Syntax Stratified MidCap Index
Syntax Stratified SmallCap ETF	Syntax Stratified SmallCap Index
Each Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the investment objective for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, the Advisor will seek to track the performance of each Underlying Index, which are stratified-weight versions of the widely used S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively. In addition, the Funds may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.
Refer to the Additional Strategies Information section of each Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Funds are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with ASC as set forth by the FASB. Each Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
In preparing the Funds’ financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.
The following is a summary of significant accounting policies followed by the Funds.
In-Kind Seeding
Syntax Stratified LargeCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 500 Series of Syntax Index Series LP on January 2, 2019, Syntax Stratified MidCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 400 Series of Syntax Index Series LP on January 16, 2020 and Syntax Stratified SmallCap ETF was seeded through the exchange of ETF Shares for the securities held by the following Series of Syntax Index LP on May 28, 2020 (the “Transactions”): Financial Products and Services Series,
36

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2020

Note  2—Significant Accounting Policies–(continued)
Energy Products and Services Series, Industrial Products and Services Series, Information Tools Series, Information Products and Services Series, Consumer Products and Services Series, Food Products and Services Series and Healthcare Products Series.
The Syntax 500 Series, the Syntax 400 Series and the 8 Sector Series of the Syntax Index LP (each a “Series”) were unregistered funds managed by the Advisor. The Transactions were structured as tax-free exchanges of shares. Accordingly, the Funds carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the respective Series prior to the Transactions. Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.
The Transactions were designed to more closely align subsequent reporting of realized gains or losses with actual tax-basis gains distributable to ETF shareholders. The Transactions resulted in the following:
	Initial Market Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
Syntax Stratified LargeCap ETF	$33,554,457	$35,543,619	$(1,989,162)
Syntax Stratified MidCap ETF	2,785,553	2,336,742	448,811
Syntax Stratified SmallCap ETF	11,391,517	10,089,586	1,301,931
Investment Valuation
The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
37

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2020

Note  2—Significant Accounting Policies–(continued)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of each Fund’s investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$41,890,187	$—	$—	$41,890,187
Total	$41,890,187	$—	$—	$41,890,187
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$3,411,704	$—	$—	$3,411,704
Total	$3,411,704	$—	$—	$3,411,704
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$17,193,870	$—	$—	$17,193,870
Total	$17,193,870	$—	$—	$17,193,870
Distributions: The Funds declare and distribute dividends from net investment income to its holders of Shares ("Shareholders"), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Cash: Cash consists of cash held at the Funds’ custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Funds may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and Offering costs: Syntax Advisors has agreed to pay all of the Funds’ organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Funds.
38

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2020

Note  2—Significant Accounting Policies–(continued)
Federal Income Taxes: For U.S. federal income tax purposes, each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, each Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Funds (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Funds distributes substantially all of its ordinary income and capital gains during each calendar year, the Funds will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, losses deferred due to wash sales, corporate actions, distributions in excess of current earnings and capital loss carryover. In addition, Syntax Stratified LargeCap ETF claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
Each Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Funds' tax returns for the prior three fiscal years remain subject to examinations by the Funds’ major tax jurisdictions, which include the United States of America, and the State of New York. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the period ended December 31, 2020.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year ended December 31, 2020, and the year ended December 31, 2019, the tax character of distributions paid were as follows:
	Year Ended December 31, 2020			Year Ended December 31, 2019
	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain
Syntax Stratified LargeCap ETF	$684,065	$—	$964,675	$—
Syntax Stratified MidCap ETF	30,102	—	—	—
Syntax Stratified SmallCap ETF	149,507	—	—	—
During the year ended December 31, 2020, the followings amounts were classified due to permanent differences between book and tax accounting:
	Paid in Capital	Distributable Earnings
Syntax Stratified LargeCap ETF	$8,490,111	$(8,490,111)
Syntax Stratified MidCap ETF	3,260	(3,260)
Syntax Stratified SmallCap ETF	1,939,158	(1,939,158)
39

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2020

Note  2—Significant Accounting Policies–(continued)
At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistrbuted Ordinary Income	Capital Loss Carryforward	Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$—	$(1,197,831)	$8,013,011
Syntax Stratified MidCap ETF	6,477	—	859,740
Syntax Stratified SmallCap ETF	692,908	—	3,870,265
The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales.
At December 31, 2020, the Funds had the following capital loss carryforwards that may be utilized to offset any net realized capital gains:
	Long-Term	Short-Term
Syntax Stratified LargeCap ETF	$1,197,831	$—
At December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investment based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$33,877,176	$8,630,588	$(617,577)	$8,013,011
Syntax Stratified MidCap ETF	2,551,964	912,714	(52,974)	859,740
Syntax Stratified SmallCap ETF	13,323,605	4,106,181	(235,916)	3,870,265
Note  3—Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the periods ended December 31, 2020, were as follows:
	Purchases	Sales
Syntax Stratified LargeCap ETF	$11,984,244	$11,986,289
Syntax Stratified MidCap ETF	1,646,778	1,438,023
Syntax Stratified SmallCap ETF	6,039,245	5,514,659
For the periods ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains (losses) in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains (Losses)
Syntax Stratified LargeCap ETF	$16,512,531	$42,571,812	$9,352,080
Syntax Stratified MidCap ETF	2,336,742	—	—
Syntax Stratified SmallCap ETF	14,116,114	4,007,577	1,881,789
Note  4—Capital Share Transactions
Each Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of
40

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2020

Note  4—Capital Share Transactions–(continued)
in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Underlying Index.
Note  5—Fund Fees and Expenses
Investment Management Fees: Each Fund pays the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The management fee rate for each fund is as follows:
Annual Rate
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Funds to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed the following expense limitations:
Expense Limit
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.30%
Syntax Stratified SmallCap ETF	0.30%
In addition, the Adviser has agreed to waive its fees and/or absorb Excluded Expenses of each Fund to ensure that Total Annual Operating Expenses do not exceed 0.30%.
These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed the following amounts in expenses for the periods ended December 31, 2020 as noted below.
Expenses Waived and Reimbursed
Syntax Stratified LargeCap ETF	$47,244
Syntax Stratified MidCap ETF	3,931
Syntax Stratified SmallCap ETF	12,552
41

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2020

Note  5—Fund Fees and Expenses–(continued)
Subject to approval by the Funds’ Board of Trustees, any waiver and/or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. At December 31, 2020, the waivers and reimbursements subject to repayment is as follows:
	2022	2023
Syntax Stratified LargeCap ETF	$262,321	$47,244
Syntax Stratified MidCap ETF	—	3,931
Syntax Stratified SmallCap ETF	—	12,552
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.
Each Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds and performs the day to day management of the Funds and places orders for the purchase and sale of securities for the Funds. For its services to the Funds, the Sub-Adviser is compensated by Syntax Advisors.
Note  6—Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience and knowledge of management, the Funds expect the risk of loss to be remote.
Note  7—Related Party Transactions
There are no related party transactions during the period except as previously disclosed.
Note  8—Market Risk
In the normal course of business, the Funds invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
An investment in the Funds involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Share will increase or decline, more or less, in correlation with any increase or decline in value of the holdings of the Underlying Index. The values of equity securities could increase or decline generally or could over or under perform other investments.
42

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2020

Note  8—Market Risk–(continued)
Other Risks
Index Risk: Unlike many investment companies, Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF do not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Funds would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.
Equity Risk: Equity risk is the risk that the value of the securities that the Funds hold will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Funds hold; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Funds hold. In addition, securities of an issuer in the Funds’ portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.
Non-Correlation Risk: Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.
Pandemic Risk: The onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2, was first identified in China in December 2019 and now has been detected globally. Among other things, COVID-19 has led to travel restrictions, closed international borders, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, shuttering of offices, universities, schools, cultural institutions and sporting events, and lower consumer demand, as well as general anxiety and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious diseases in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 spread may aggravate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Note  9—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
43

Report of Independent Registered Public Accounting Firm
To the Shareholders of Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF and Board of Trustees of Syntax ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF (collectively referred to as the “Funds”) (three of the funds constituting the Syntax ETF Trust (the “Trust”)), including the schedules of investments, as of December 31, 2020, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting Syntax ETF Trust) at December 31, 2020, the results of their operations, the changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Funds constituting Syntax ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Syntax Stratified LargeCap ETF	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from January 2, 2019 (commencement of operations) through December 31, 2019
Syntax Stratified MidCap ETF	For the period from January 16, 2020 (commencement of operations) through December 31, 2020
Syntax Stratified SmallCap ETF	For the period from May 28, 2020 (commencement of operations) through December 31, 2020
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Syntax investment companies since 2018.
Boston, Massachusetts
February 24, 2021
44

Syntax ETF Trust
Other Information
December 31, 2020 (Unaudited)

Federal Tax Information (Unaudited)
The Form 1099-DIV you received in February 2021 showed the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.
Qualified Dividend Income: For the fiscal year ended December 31, 2020, Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF designate approximately $647,510, $32,394 and $88,085, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a tax rate not greater than 20%.
Dividends Received Deduction: Corporate shareholders are generally entitled to take the dividends received deduction on the portion of each Fund’s dividend distribution that qualifies under tax law. Of the fiscal 2020 ordinary income dividends for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, 98.58%, 85.97% and 9.78%, respectively, qualify for the corporate dividends received deduction.
45

Syntax ETF Trust
Other Information  (continued)
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 01, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified LargeCap ETF	0.30%	$1,246.70	$1.69	$1,023.60	$1.53

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 366.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified MidCap ETF	0.30%	$1,307.10	$1.74	$1,023.60	$1.53

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 366.

46

Syntax ETF Trust
Other Information  (continued)
December 31, 2020 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified SmallCap ETF	0.30%	$1,385.50	$1.80	$1,023.60	$1.53

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 366.
47

Syntax ETF Trust
Other Information  (continued)
December 31, 2020 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.
Other information regarding the Funds is available on the Funds’ website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.
48

Trustees and Officers of the Trust

TRUSTEES
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE LAST 5 YEARS
Independent Trustees
Deborah Fuhr (1959)	Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present);	3	Co-Founder and Board
Member, Women in
ETFs (Not for Profit)
(2014 to present); Co-
founder and Board
Member, Women in
ETFs Europe Limited
(Educational
Association) (2015 to
present); Director and
Board Member, 2
Culford Gardens RTM
(Property) (2011 to
present); Director and
Board Member (2
Culford Gardens
Freehold (Property)
(2011 to present)
George Hornig (1954)	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Senior Managing Director and Chief Operating Officer, Pinebridge Investments (investment adviser) (2010 to 2016).	3	Director, Forrester
Research, Inc.
(technology research
company) (1996 to
2018); Director, Daniel
J. Edelman Holding
(2016 to present)
(communications
marketing firm);
Director, Xometry
(advanced
manufacturing
platform business) (2014
to present); Director,
KBL Merger Corp IV
(2017 to present)
(healthcare).
49

Trustees and Officers of the Trust  (continued)

Richard Lyons (1961)	Lead Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018	Chief Innovation and Entrepreneurship Officer, UC Berkeley (since 2020); Professor and William & Janet Cronk Chair in Innovative Leadership (2019), Dean (2008- 19), Haas School of Business, UC Berkeley; Chief Learning Officer (2006 to 2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005 to 2006), Acting Dean (2004 to 2005), Professor (2000 to 2004), Associate Professor (1996 to 2000), Assistant Professor (1993 to 1996), Haas School of Business, UC Berkeley.	3	Director (2013 to 2016), Matthews A Share Selections Fund, LLC (mutual funds).
Stewart Myers (1940)	Independent Trustee	Term: Unlimited Trustee since 2018	Professor Emeritus and Professor, MIT Sloan School of Management (since 2015); Principal, The Brattle Group, Inc. (since 1991).	3	Director, Entergy Corp. (2009 to 2015).
Interested Trustees
Rory Riggs (1953)	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2013); and Chief Executive Officer and Founder of Syntax LLC (Since 2009).	3	Managing Member of
Balfour, LLC (since
2001); Board Member,
Nuredis, Inc. (2016 to
present); President,
Biomatrix Corporation
(1996 to 2000);
Director, Biomatrix
Corporation (1990 to 2000); Acting President
and Chief Exectutive
Officer of RF&P
Corporation (1991 to
1995); Managing
Director PaineWebber Incorporated
(1981 to 1990);
Co-Founder and
Chairman, RP
Management, LLC;
Chairman/Chairman
Emeritus and co-
founder, Royalty
Pharma (1996 to
present)
(biopharmaceuticals);
Chairman and Co-
Founder, Cibus
Global, Ltd. (2012 to
present) (gene editing
in agriculture);
Director GeneNews
Limited (2000 to
present); Director
Intra-Cellular
Therapies, Inc. (since
2014); Director,
FibroGen, Inc. (1993
					to present).
50

Trustees and Officers of the Trust  (continued)

Kathy Cuocolo (1952)	Trustee and President	Term: Unlimited Trustee since 2018	President and Senior Vice President, Syntax Advisors, LLC and predecessor companies (2014 to present); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003).	3	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Guardian Life Family of Funds (2005 – 2007); Select Sector Trust, Chairman (2000 to 2007); The China Fund (1999 to 2003).
The Statement of Additional Information contains further information about the trustees and is available without charge upon your request by calling (866) 972-4492 (toll-free) or by visiting www.syntaxadvisors.com.
OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs (1953)	Chief Executive	Since 2018	See Trustee table above
Kathy Cuocolo (1952)	President	Since 2018	See Trustee table above
David Jaffin (1954)	Treasurer	Since 2019	Partner, B2B CFO® (January 2019 to present); Chief Financial Officer, Poliwogg Holdings, Inc. (October 2012 to August 2018).
Carly Arison (1990)	Secretary	Since 2018	Senior Vice President, Vice President, and Manager, Syntax Advisors, LLC and predecessor companies (2012 to present).
Brandon Kipp (1983)	Chief Compliance Officer	Since 2019	Director, Foreside Financial Group, LLC (since May 2019);
Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (from July 2017 to May 2019); Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017).
51

Syntax ETF Trust
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
One Liberty Plaza 46th FI.
New York, NY 10006
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that George Hornig, Richard Lyons and Stewart Myers are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Messrs. Hornig, Lyons and Myers are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Messrs. Hornig, Lyons and Myers as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees..

Item 4:	Principal Accountant Fees and Services.

		Fiscal Year Ended 12/31	Fiscal Year Ended 12/31
		2019	2020
(a)	Audit Fees	$28,500	$87,000
(b)	Audit Related Fees(1)	$0	$0
(c)	Tax Fees(2)	$8,000	$27,000
(d)	All Other Fees(3)	$0	$0
	Total	$36,500	$114,000

(1)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the fund comprising the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the fund comprising the Registrant.

(3)	All Other Fees represent service fees for analysis of potential Passive Foreign Investment Company holdings and N-14 merger related items.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal year ended 2020was 100%.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee: Deborah Fuhr, George Hornig, Richard Lyons and Stewart Myers.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit, are attached

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	March 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	March 8, 2021

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	March 8, 2021

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers
13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer